UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: December 31, 2007

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Davis Opportunity Fund	3
Davis Government Bond Fund	4
Davis Financial Fund	5
Davis Appreciation & Income Fund	6
Davis Real Estate Fund	7

Fund Performance and Supplementary Information:
Davis Opportunity Fund	11
Davis Government Bond Fund	18
Davis Government Money Market Fund	23
Davis Financial Fund	24
Davis Appreciation & Income Fund	30
Davis Real Estate Fund	37

Schedule of Investments:
Davis Opportunity Fund	45
Davis Government Bond Fund	49
Davis Government Money Market Fund	52
Davis Financial Fund	56
Davis Appreciation & Income Fund	58
Davis Real Estate Fund	64

Statements of Assets and Liabilities	67

Statements of Operations	69

Statements of Changes in Net Assets	70

Notes to Financial Statements	72

Financial Highlights	87

Report of Independent Registered Public Accounting Firm	95

Federal Income Tax Information	96

Fund Information	98

Directors and Officers	99

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis

President

February 2, 2008

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Davis Opportunity Fund

Notice of Change in Research Team Managing Davis Opportunity Fund

As of January 31, 2008 Chip Tucker resigned from Davis Selected Advisers, L.P. Accordingly, Mr. Tucker no longer serves as a portfolio manager of Davis Opportunity Fund. As a team managed fund, Mr. Tucker's duties will be absorbed by the nine remaining members of the research team.

Davis Opportunity Fund

Davis Opportunity Fund’s Class A shares delivered a negative return on net asset value of 1.42% for the year ended December 31, 20071. Over the same time period, the Russell 3000 Index2 (“Index”) returned 5.14%. Eight of the ten economic sectors3 of the Index had positive returns, with financials and consumer discretionary turning in negative returns. The economic sectors that achieved the strongest returns were energy, materials, and utilities.

Key Contributors to Performance

The Fund’s largest investments were in consumer discretionary companies and these companies were also the most important contributors4 to the Fund’s relative performance over the year. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 8% versus down 12% for the Index). Garmin5, Netflix, Apollo Group, and Expedia were among the top contributors to performance. Comcast, Harley-Davidson, CarMax, and Virgin Media were among the top detractors from performance. The Fund no longer owns Apollo Group and Expedia.

Key Detractors from Performance

The most important detractors from performance relative to the Index over the year were the Fund’s holdings in the energy and financial sectors.

Energy companies were the strongest performing sector of the Index. While the Fund’s energy companies out-performed the corresponding sector within the Index (up 41% versus up 32% for the Index), the Fund’s relative performance was harmed by a lower weighting in this strongly performing sector (3% versus 10% for the Index). Transocean was among the top contributors to performance.

The financial sector was the worst performing sector of the Index. The Fund’s financial companies under-performed the corresponding sector within the Index (down 24% versus down 18% for the Index), and the Fund had a higher average weighting in this sector (24% versus 20% for the Index). While Power Corp. of Canada was among the top contributors to performance, E*TRADE Financial, Ambac Financial, MBIA, Discover Financial Services, and Wachovia were among the top detractors from performance.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the year with approximately 17% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund under-performed the Index.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis– (Continued)

Davis Government Bond Fund

Performance Overview

Davis Government Bond Fund’s Class A shares earned 5.45% on net asset value for the year ended December 31, 20071, compared with its benchmark the Citigroup U.S. Treasury/Agency 1-3 Year Index2 (“Index”) which returned 7.17%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less. Interest rates generally declined over the course of the year with short-term rates declining more than long term rates. As investors sought ultra safe securities in a turbulent market, treasury securities out-performed agency securities and mortgaged-backed securities.

Key Contributors to Performance

The most important contributor to the Fund’s performance relative to the Index was that the Fund maintained a longer weighted average maturity than the Index and thus appreciated more as interest rates declined during the year. The second most important contributor to the Fund’s performance was the yield advantage that the Fund enjoyed over the Index.

Key Detractors from Performance

The most important detractor from performance relative to the Index was that the Fund favored mortgaged-backed securities over treasury securities, and treasury securities turned in a stronger performance. The second most important detractor from performance relative to the Index was that long term interest rates did not decline as much as short-term interest rates and the resulting steepening of the yield curve favored the Index with its shorter weighted average maturity.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Financial Fund

Davis Financial Fund’s Class A shares delivered a negative return on net asset value of 5.31% for the year ended December 31, 20071. Over the same time period, the Standard & Poor’s 500® Index2 (“Index”) returned 5.49%. Financial companies as a whole turned in the weakest performance of any economic sector3 within the Index. The banking, diversified financial, and insurance industry groups all turned in negative performance.

Key Contributors to Performance

Insurance companies represented the Fund’s largest holdings and were the most important contributors4 to the Fund’s performance, out-performing the corresponding industry group within the S&P 500 Index (up 9% versus down 6% for the Index). China Life5, Transatlantic Holdings, Loews, and FPIC Insurance Group were among the most important contributors to performance. American International Group, Progressive, and MBIA were among the most important detractors from performance.

Banking companies were the second most important contributors to performance, out-performing the corresponding industry group within the Index (up 35% versus down 30% for the Index). State Bank of India, Commerce Bancorp, and ICICI Bank were among the most important contributors to performance.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the year with approximately 15% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund out-performed the Index.

Key Detractors from Performance

Diversified financial companies were the most important detractors from performance. The Fund’s diversified financial companies under-performed the corresponding industry group within the Index (down 25% versus down 19% for the Index). Bank of New York Mellon and Ameriprise Financial were among the most important contributors to performance. First Marblehead, Moody’s, American Express, and JPMorgan Chase were among the most important detractors from performance.

The Fund’s non-financial holdings overall detracted from performance. D&B was among the most important contributors to performance. Sealed Air, Covidien, and H&R Block were among the most important detractors from performance. The Fund no longer owns Covidien.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Appreciation & Income Fund

Davis Appreciation & Income Fund’s Class A shares returned 1.30% on net asset value for the year ended December 31, 20071, compared with its benchmark, the Standard & Poor’s 500® Index2 (“Index”), which returned 5.49%. Eight of the ten economic sectors3 of the Index had positive returns, with financials and consumer discretionary turning in negative returns. The economic sectors that achieved the strongest returns were energy, materials, and utilities.

The Fund’s investment strategy is to attempt to use stocks, bonds, convertible securities, and cash to structure a portfolio which will participate in at least 80% of the increase in the Index during market increases and not decline by more than 50% of the decrease in the Index during market declines. There can be no assurance that the Fund will actually perform in line with our strategy because there can be no assurance that the securities the Fund purchases will increase in value when the Index increases in value, or that the investments will provide downside protection when the Index declines in value.

Key Contributors to Performance

The Fund’s holdings in convertible bonds were the most important contributors4 to the Fund’s performance, performing in-line with the Index (up 6% versus up 5% for the Index). Convertible bond holdings in Lehman Brothers5 (which is convertible into Devon Energy), Quanta Services, Intel, and Amazon.com were among the most important contributors to performance. Convertible bond holdings in Reckson (which is convertible into SL Green Realty) and General Growth Properties were among the most important detractors from performance.

Key Detractors from Performance

The Fund’s common stock holdings under-performed the Index (down 1% versus up 5% for the Index) and were the primary detractors from performance. Common stock holdings in Amazon.com, Coca–Cola, Avon, and General Growth Properties were among the most important contributors to performance. Common stock holdings in Kohl’s, J. C. Penney, Masco, Citigroup, American International Group, Sealed Air, and Whole Foods Market were among the most important detractors from performance.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund

Davis Real Estate Fund’s Class A shares delivered a negative return on net asset value of 14.87% for the year ended December 31, 20071. Over the same time period, the Dow Jones Wilshire Real Estate Securities Index2 (“Index”) declined 17.66%. Seven of the eight sub-industries3 within the Index delivered negative returns, including diversified REITs, residential REITs, real estate management & development, and office REITs, all down 20% or more.

Key Contributors to Performance

Transportation companies were the most important contributors4 to the Fund’s performance. Florida East Coast Industries5, Alexander & Baldwin, and Burlington Northern Santa Fe were among the most important contributors to performance. The Fund no longer owns Florida East Coast Industries.

The Fund maintained a cash position over the year, and this aided relative performance during the weak market for real estate companies.

Other companies contributing to the Fund’s performance included Ventas, ProLogis, and Macerich. The Fund no longer owns Macerich.

Key Detractors from Performance

Office REITs represented the Fund’s largest holdings and were the most important detractors from performance. The Fund’s office REITs performed in line with the corresponding sub-industry within the Index (both down 20%). Alexandria Real Estate was among the most important contributors to performance. Corporate Office Properties, Duke Realty, Derwent London, and SL Green Realty were among the most important detractors from performance. The Fund no longer owns Duke Realty.

Real estate management & development companies were the second most important detractor from performance. The Fund’s real estate management & development companies under-performed the corresponding sub-industry within the Index (down 34% versus down 24% for the Index). Forest City Enterprises and Minerva were among the most important detractors from performance.

The Fund managers have identified a number of investment opportunities in foreign companies. The Fund ended the year with approximately 6% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund under-performed the Index.

Other individual companies detracting from performance included Cousins Properties, Brixton, and Kimco Realty.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risk of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

1    Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2007 and the annual operating gross expense ratios for the year ended December 31, 2007:

(without a 4.75% sales charge taken into consideration)
					EXPENSE
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION	RATIO
Davis Opportunity – A*	(1.42)%	14.93%	9.10%	13.37% - 12/01/94	1.06%
Davis Government Bond – A	5.45%	2.07%	3.72%	4.60% - 12/01/94	1.03%
Davis Financial – A	(5.31)%	13.26%	7.46%	15.17% - 05/01/91	0.97%
Davis Appreciation & Income – A	1.30%	12.23%	5.97%	10.32% - 05/01/92	1.01%
Davis Real Estate – A	(14.87)%	18.80%	10.03%	13.21% - 01/03/94	1.08%

(with a 4.75% sales charge taken into consideration)
FUND NAME	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Davis Opportunity – A*	(6.10)%	13.82%	8.57%	12.95% - 12/01/94
Davis Government Bond – A	0.36%	1.06%	3.22%	4.21% - 12/01/94
Davis Financial – A	(9.81)%	12.17%	6.93%	14.83% - 05/01/91
Davis Appreciation & Income – A	(3.50)%	11.14%	5.46%	9.98% - 05/01/92
Davis Real Estate – A	(18.90)%	17.65%	9.49%	12.82% - 01/03/94

				FUND
BENCHMARK INDEX	1-YEAR	5-YEAR	10-YEAR	INCEPTION
Russell 3000® Index	5.14%	13.63%	6.22%	11.43% - 12/01/94
Citigroup U.S. Treasury/Agency
1-3 Year Index	7.17%	3.19%	4.85%	5.43% - 12/01/94
Standard & Poor’s 500® Index	5.49%	12.82%	5.91%	10.64% - 05/01/91
				10.52% - 05/01/92
Dow Jones Wilshire Real Estate
Securities Index	(17.66)%	18.63%	10.78%	12.61% - 01/03/94

Fund performance changes over time and current performance may be higher or lower than stated. Returns and expense ratios for other classes of shares will vary from the above returns and expense ratios. The annual operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*   In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

[2]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.   The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.  The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

III. The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government Securities’ performance.

IV. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3    The companies included in the Standard and Poor’s 500® Index and the Russell 3000® Index are divided into ten sectors. One or more industry groups make up a sector. The Companies included in the Dow Jones Wilshire Real Estate Securities Index are divided into eight sub-industries.

4    A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

5    This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS OPPORTUNITY FUND

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®
Common Stock (U.S.)	82.38%	Technology	17.10%	16.59%
Common Stock (Foreign)	17.06%	Insurance	12.09%	4.16%
Convertible Bonds	0.58%	Media	11.37%	2.98%
Other Assets & Liabilities	(0.02)%	Consumer Durables & Apparel	9.72%	1.21%
	100.00%	Retailing	8.59%	2.82%
		Health Care	8.33%	12.02%
		Capital Goods	6.91%	9.40%
		Diversified Financials	6.03%	7.59%
		Other	3.80%	19.51%
		Materials	3.54%	3.88%
		Energy	3.53%	11.97%
		Telecommunication Services	2.98%	3.29%
		Consumer Services	2.06%	2.05%
		Automobiles & Components	1.99%	0.59%
		Real Estate	1.96%	1.94%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Garmin Ltd.	Consumer Durables & Apparel	6.96%
Netflix Inc.	Retailing	4.44%
Google Inc., Class A	Software & Services	3.93%
Markel Corp.	Property & Casualty Insurance	3.49%
Microsoft Corp.	Software & Services	3.34%
Comcast Corp., Special Class A	Media	2.80%
Grupo Televisa S.A., ADR	Media	2.79%
Hunter Douglas NV	Consumer Durables & Apparel	2.77%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.67%
Trane, Inc.	Capital Goods	2.63%

DAVIS SERIES, INC.

PORTFOLIO ACTIVITY

DAVIS OPPORTUNITY FUND

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 1.50% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Comcast Corp., Special Class A	Media	07/11/07	2.80%
Dell Inc.	Technology Hardware & Equipment	03/29/07	1.94%
Discover Financial Services	Consumer Finance	07/02/07	1.00%
Google Inc., Class A	Software & Services	06/13/07	3.93%
Grupo Televisa S.A., ADR	Media	08/15/07	2.79%
H&R Block, Inc.	Consumer Services	07/10/07	0.64%
Home Depot, Inc.	Retailing	11/12/07	0.48%
Johnson & Johnson	Pharmaceuticals, Biotechnology &
	Life Sciences	06/15/07	2.39%
Lincare Holdings Inc.	Health Care Equipment & Services	07/05/07	0.95%
News Corp., Class A	Media	10/19/07	1.40%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	05/21/07	0.58%
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	02/15/07	–
Redwood Trust, Inc.	Real Estate	11/26/07	1.96%
Shaw Group Inc.	Capital Goods	07/13/07	1.14%
Sino-Forest Corp.	Materials	10/19/07	1.34%
Walt Disney Co.	Media	07/11/07	0.88%
Whole Foods Market, Inc.	Food & Staples Retailing	05/21/07	0.59%

DAVIS SERIES, INC.

PORTFOLIO ACTIVITY - (Continued)

DAVIS OPPORTUNITY FUND

January 1, 2007 through December 31, 2007

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $3,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Advance Auto Parts, Inc.	Retailing	05/17/07	$528,692
Anglo Irish Bank Corp. PLC	Commercial Banks	08/07/07	2,333,654
Apollo Group, Inc., Class A	Consumer Services	07/30/07	2,704,862
Commerce Bancorp, Inc.	Commercial Banks	11/28/07	4,099,345
Covad Communications Group, Inc.	Telecommunication Services	12/07/07	(4,014,296)
Expedia, Inc.	Retailing	08/17/07	11,198,445
First Data Corp.	Software & Services	09/25/07	1,312,312
Lotte Chilsung Beverage Co., Ltd.	Food, Beverage & Tobacco	10/25/07	3,200,803
Lotte Confectionery Co., Ltd.	Food, Beverage & Tobacco	10/22/07	6,209,057
Marsh & McLennan Cos, Inc.	Insurance Brokers	06/15/07	407,180
Mohawk Industries, Inc.	Consumer Durables & Apparel	07/20/07	3,443,367
Office Depot, Inc.	Retailing	02/20/07	3,627,886
Pacific Corp.	Household & Personal Products	10/31/07	7,926,394
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	07/12/07	(375,659)
RadioShack Corp.	Retailing	03/14/07	386,453
Sears Holdings Corp.	Retailing	08/17/07	2,507,086
Taeyoung Engineering & Construction	Capital Goods	10/22/07	1,437,199
Thermo Fisher Scientific, Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	10/23/07	9,605,291
Toll Brothers, Inc.	Homebuilding	04/03/07	79,283
Verigy Ltd.	Semiconductors & Semiconductor
	Equipment	02/02/07	577,044
Zimmer Holdings, Inc.	Health Care Equipment & Services	02/16/07	3,588,908

DAVIS SERIES, INC.

DAVIS OPPORTUNITY FUND

CLASS A FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an initial			Account Value	Account Value	During Period*
sales charge of 4.75%.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(6.10)%	Actual	$1,000.00	$930.34	$5.16
Five-Year	13.82%	Hypothetical (5% return
Ten-Year	8.57%	before expenses)	$1,000.00	$1,019.86	$5.40

*Expenses are equal to the Class’s annualized expense ratio (1.06%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Opportunity Fund (“DOF-A”) on December 31, 1997 and paid a 4.75% sales charge. As the chart shows, by December 31, 2007, the value of your investment would have grown to $22,758 - a 127.58% increase on your initial investment. For comparison, the Russell 3000® Stock Index is also presented on the chart below.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

DAVIS OPPORTUNITY FUND

CLASS B FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
deferred contingent sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(5.78)%	Actual	$1,000.00	$926.71	$8.98
Five-Year	13.80%	Hypothetical (5% return
Ten-Year	8.49%	before expenses)	$1,000.00	$1,015.88	$9.40

*Expenses are equal to the Class’s annualized expense ratio (1.85%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Opportunity Fund (“DOF-B”) on December 31, 1997 and converted to Class A shares on December 31, 2004. As the chart shows, by December 31, 2007, the value of your investment would have grown to $22,597 - a 125.97% increase on your initial investment. For comparison, the Russell 3000® Stock Index is also presented on the chart below.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

DAVIS OPPORTUNITY FUND

CLASS C FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(3.04)%	Actual	$1,000.00	$926.91	$8.79
Five-Year	14.06%	Hypothetical (5% return
Ten-Year	8.21%	before expenses)	$1,000.00	$1,016.08	$9.20

*Expenses are equal to the Class’s annualized expense ratio (1.81%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Opportunity Fund (“DOF-C”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $22,014 - a 120.14% increase on your initial investment. For comparison, the Russell 3000® Stock Index is also presented on the chart below.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

DAVIS OPPORTUNITY FUND

CLASS Y FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(1.13)%	Actual	$1,000.00	$931.66	$3.80
Five-Year	15.31%	Hypothetical (5% return
Ten-Year	9.42%	before expenses)	$1,000.00	$1,021.27	$3.97

*Expenses are equal to the Class’s annualized expense ratio (0.78%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Opportunity Fund (“DOF-Y”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $24,607 - a 146.07% increase on your initial investment. For comparison, the Russell 3000® Stock Index is also presented on the chart below.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Davis Opportunity Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT BOND FUND

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Fixed Income)

Fixed Income	89.20%	Fannie Mae Mortgage Pools	33.55%
Short Term Investments	9.46%	Government Agency Notes	30.45%
Other Assets & Liabilities	1.34%	Freddie Mac Mortgage Pools	20.04%
	100.00%	Collateralized Mortgage
		Obligations	14.50%
		Ginnie Mae Mortgage Pools	1.46%
			100.00%

Top 10 Fixed Income Holdings

		% of Fund’s
Security	Sector	Net Assets
Federal Home Loan Bank, 0.28562%, 07/17/08	Government Agency Notes	9.29%
Fannie Mae, 6.00%, 09/01/17 Pool No. 665776	Fannie Mae Mortgage Pools	8.01%
Fannie Mae, 4.00%, 11/25/16	Collateralized Mortgage Obligations	5.50%
Fannie Mae, 4.50%, 10/01/18 Pool No. 740825	Fannie Mae Mortgage Pools	4.87%
Fannie Mae, 4.50%, 06/01/18 Pool No. 727579	Fannie Mae Mortgage Pools	4.85%
Freddie Mac, 5.00%, 08/01/20 Pool No. B19690	Freddie Mac Mortgage Pools	4.43%
Fannie Mae, 6.00%, 05/15/08	Government Agency Notes	3.81%
Freddie Mac, 4.732%, 04/01/35 Pool No. 782528	Freddie Mac Mortgage Pools	3.42%
Freddie Mac, 5.00%, 08/15/14	Collateralized Mortgage Obligations	2.99%
Fannie Mae, 5.624%, 04/01/36 Pool No. 851605	Fannie Mae Mortgage Pools	2.96%

DAVIS SERIES, INC.

DAVIS GOVERNMENT BOND FUND

CLASS A FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an initial			Account Value	Account Value	During Period*
sales charge of 4.75%.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	0.36%	Actual	$1,000.00	$1,039.88	$5.19
Five-Year	1.06%	Hypothetical (5% return
Ten-Year	3.22%	before expenses)	$1,000.00	$1,020.11	$5.14

*Expenses are equal to the Class’s annualized expense ratio (1.01%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Government Bond Fund (“DGBF-A”) on December 31, 1997 and paid a 4.75% sales charge. As the chart shows, by December 31, 2007, the value of your investment would have grown to $13,735 - a 37.35% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS GOVERNMENT BOND FUND

CLASS B FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	0.49%	Actual	$1,000.00	$1,034.26	$9.02
Five-Year	0.96%	Hypothetical (5% return
Ten-Year	3.18%	before expenses)	$1,000.00	$1,016.33	$8.94

*Expenses are equal to the Class’s annualized expense ratio (1.76%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Government Bond Fund (“DGBF-B”) on December 31, 1997 and converted to Class A shares on December 31, 2004. As the chart shows, by December 31, 2007, the value of your investment would have grown to $13,682 - a 36.82% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS GOVERNMENT BOND FUND

CLASS C FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	3.66%	Actual	$1,000.00	$1,036.12	$8.88
Five-Year	1.30%	Hypothetical (5% return
Ten-Year	2.93%	before expenses)	$1,000.00	$1,016.48	$8.79

*Expenses are equal to the Class’s annualized expense ratio (1.73%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Government Bond Fund (“DGBF-C”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $13,349 - a 33.49% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS GOVERNMENT BOND FUND

CLASS Y FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	5.32%	Actual	$1,000.00	$1,038.18	$5.50
Five-Year	2.22%	Hypothetical (5% return
Life of Class (September 1, 1998 through December 31, 2007)	3.75%	before expenses)	$1,000.00	$1,019.81	$5.45

*Expenses are equal to the Class’s annualized expense ratio (1.07%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Government Bond Fund (“DGBF-Y”) on September 1, 1998 (inception of class). As the chart shows, by December 31, 2007, the value of your investment would have been $14,102 - a 41.02% increase on your initial investment. For comparison, the Citigroup U.S. Treasury/Agency 1-3 Year Index is also presented on the chart below.

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.

The performance data for Davis Government Bond Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT MONEY MARKET FUND

At December 31, 2007

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	35.79%	0-30 Days	50.40%
Federal Home Loan Bank	31.64%	31-90 Days	17.13%
Fannie Mae	16.40%	91-180 Days	13.81%
Freddie Mac	5.47%	181-391 Days	18.66%
Freddie Mac Mortgage Pool	2.90%		100.00%
Federal Farm Credit Bank	0.40%
Private Export Funding	0.13%
Other Assets & Liabilities	7.27%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

Expense Example
Classes A, B, C, & Y	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
Actual	$1,000.00	$1,022.61	$2.80
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.43	$2.80

*Expenses are equal to the Classes’ annualized expense ratio (0.55%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS FINANCIAL FUND

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	S&P 500®
Common Stock (U.S.)	84.74%	Insurance	41.03%	4.31%
Common Stock (Foreign)	14.81%	Diversified Financials	35.94%	8.55%
Other Assets & Liabilities	0.45%	Commercial Services & Supplies	7.14%	0.46%
	100.00%	Banks	6.69%	3.69%
		Energy	5.13%	12.86%
		Materials	2.41%	3.33%
		Consumer Services	1.66%	1.55%
		Technology	–	16.78%
		Health Care	–	11.97%
		Capital Goods	–	9.28%
		Food, Beverage & Tobacco	–	5.31%
		Other	–	21.91%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	11.44%
Transatlantic Holdings, Inc.	Reinsurance	11.43%
Loews Corp.	Multi-Line Insurance	8.35%
D&B Corp.	Commercial Services & Supplies	7.10%
Bank of New York Mellon Corp.	Capital Markets	5.61%
State Bank of India, GDR	Commercial Banks	5.54%
American International Group, Inc.	Multi-Line Insurance	5.44%
Canadian Natural Resources Ltd.	Energy	5.10%
JPMorgan Chase & Co.	Diversified Financial Services	5.02%
Markel Corp.	Property & Casualty Insurance	4.89%

DAVIS SERIES, INC.

PORTFOLIO ACTIVITY

DAVIS FINANCIAL FUND

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 3.00% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	11/06/07	0.49%
Canadian Natural Resources Ltd.	Energy	11/20/07	5.10%
MBIA Inc.	Property & Casualty Insurance	11/06/07	0.49%
Merrill Lynch & Co., Inc., Private
Placement	Capital Markets	12/24/07	4.39%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	05/21/07	0.28%
RHJ International	Capital Markets	05/30/07	0.03%
RHJ International, 144A	Capital Markets	06/04/07	0.73%

Positions Closed (01/01/07 - 12/31/07)

(Gains greater than $10,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Altria Group, Inc.	Food, Beverage & Tobacco	03/06/07	$16,893,432
Covidien Ltd.	Health Care Equipment & Services	11/26/07	10,300,386
Tyco Electronics Ltd.	Technology Hardware & Equipment	12/24/07	9,192,961
Tyco International Ltd.	Capital Goods	11/28/07	7,582,930
Wachovia Corp.	Commercial Banks	06/01/07	27,685,743

DAVIS SERIES, INC.

DAVIS FINANCIAL FUND

CLASS A FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an			Account Value	Account Value	During Period*
initial sales charge of 4.75%.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(9.81)%	Actual	$1,000.00	$902.22	$4.60
Five-Year	12.17%	Hypothetical (5% return
Ten-Year	6.93%	before expenses)	$1,000.00	$1,020.37	$4.89

*Expenses are equal to the Class’s annualized expense ratio (0.96%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Financial Fund (“DFF-A”) on December 31, 1997 and paid a 4.75% sales charge. As the chart shows, by December 31, 2007, the value of your investment would have grown to $19,550 - a 95.50% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS FINANCIAL FUND

CLASS B FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(9.54)%	Actual	$1,000.00	898.01	$8.95
Five-Year	12.01%	Hypothetical (5% return
Ten-Year	6.80%	before expenses)	$1,000.00	$1,015.78	$9.50

*Expenses are equal to the Class’s annualized expense ratio (1.87%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Financial Fund (“DFF-B”) on December 31, 1997 and converted to Class A shares on December 31, 2004. As the chart shows, by December 31, 2007, the value of your investment would have grown to $19,322 - a 93.22% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS FINANCIAL FUND

CLASS C FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(6.95)%	Actual	$1,000.00	$898.36	$8.71
Five-Year	12.28%	Hypothetical (5% return
Ten-Year	6.54%	before expenses)	$1,000.00	$1,016.03	$9.25

*Expenses are equal to the Class’s annualized expense ratio (1.82%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Financial Fund (“DFF-C”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $18,838 - a 88.38% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS FINANCIAL FUND

CLASS Y FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(5.15)%	Actual	$1,000.00	$903.11	$4.13
Five-Year	13.45%	Hypothetical (5% return
Ten-Year	7.66%	before expenses)	$1,000.00	$1,020.87	$4.38

*Expenses are equal to the Class’s annualized expense ratio (0.86%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Financial Fund (“DFF-Y”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $20,921 - a 109.21% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS APPRECIATION & INCOME FUND

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Common Stock (U.S.)	43.06%	Real Estate	17.51%	1.04%
Common Stock (Foreign)	1.06%	Technology	10.47%	16.78%
Convertible Bonds	41.55%	Retailing	9.46%	2.63%
Corporate Bonds	7.25%	Capital Goods	8.99%	9.28%
Convertible Preferred Stocks	2.54%	Energy	8.53%	12.86%
Short Term Investments	4.16%	Food, Beverage & Tobacco	7.13%	5.31%
Other Assets & Liabilities	0.38%	Commercial Services & Supplies	6.81%	0.46%
	100.00%	Diversified Financial Services	5.87%	8.55%
		Food & Staples Retailing	4.67%	2.37%
		Insurance	4.19%	4.31%
		Health Care	3.84%	11.97%
		Household & Personal Products	3.30%	2.55%
		Utilities	2.96%	3.62%
		Materials	2.96%	3.33%
		Media	2.69%	2.81%
		Transportation	0.62%	1.77%
		Other	–	10.36%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	Energy	4.16%
Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	Semiconductors & Semiconductor
	Equipment	3.91%
Whole Foods Market, Inc.	Food & Staples Retailing	3.45%
Lehman Brothers Holdings Inc., Conv. Notes (Convertible into
Devon Energy Corp.), 0.25%, 08/23/11	Energy	3.21%
Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 4/15/25	Real Estate	3.06%
Kohl’s Corp.	Retailing	2.99%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	2.63%
Avon Products, Inc.	Household & Personal Products	2.53%
School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn.,
08/01/23	Commercial Services & Supplies	2.51%
Forest City Enterprises, Inc., Class A, Conv. Sr. Notes,
3.625%, 10/15/11	Real Estate	2.44%

DAVIS SERIES, INC.

PORTFOLIO ACTIVITY

DAVIS APPRECIATION & INCOME FUND

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 2.00% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	11/01/07	1.78%
American Express Co.	Consumer Finance	02/02/07	1.67%
Amgen Inc., Conv. Sr. Notes, Zero Cpn.,	Pharmaceuticals, Biotechnology &
1.20%, 03/01/32	Life Sciences	01/03/07	–
Amgen Inc., Conv. Sr. Notes, 0.125%,	Pharmaceuticals, Biotechnology &
02/01/11	Life Sciences	02/28/07	0.83%
Coca-Cola Co., Sr. Notes, 5.35%, 11/15/17	Food, Beverage & Tobacco	10/30/07	1.16%
Forest City Enterprises, Inc., Class A	Real Estate	07/12/07	0.83%
Forest City Enterprises, Inc., Class A Conv.
Sr. Notes, 3.625%, 10/15/11	Real Estate	07/24/07	2.44%
General Electric Co.	Capital Goods	05/29/07	1.81%
General Growth Properties, Inc., Ser. 144A
Conv. Sr. Notes, 3.98%, 04/15/27	Real Estate	04/11/07	1.92%
Host Hotels & Resorts Inc., Ser. 144A Conv.
Sr. Notes, 2.625%, 04/15/27	Real Estate	03/19/07	2.08%
JDS Uniphase Corp., Conv. Sr. Notes, Zero
Cpn., 2.32%, 11/15/10	Technology Hardware & Equipment	05/03/07	1.99%
Kohl’s Corp., Sr. Notes, 6.25%, 12/15/17	Retailing	09/26/07	1.14%
Masco Corp., 6.125%, 10/03/16	Capital Goods	01/24/07	1.34%
Merrill Lynch & Co., Inc., Private Placement	Capital Markets	12/24/07	2.63%
Nabors Industries Ltd.	Energy	10/24/07	0.37%
Nabors Industries, Inc., Conv. Sr. Notes,
0.94%, 05/15/11	Energy	02/28/07	4.16%
News Corp., Class A	Media	03/02/07	1.21%
ProLogis, Conv. Sr. Notes, 1.875%, 11/15/37	Real Estate	11/01/07	0.21%
ProLogis, Ser. 144A Conv. Sr. Notes,
2.25%, 04/01/37	Real Estate	03/20/07	1.94%
Reckson Operating Partnership, L.P., Conv.
Sr. Notes (Convertible into SL Green
Realty Corp.), 4.00%, 06/15/25	Real Estate	03/13/07	1.93%
S&P 500 Index Futures Contract,
expiring 03/15/07	Futures Contract	02/01/07	–
S&P 500 Index Futures Contract,
expiring 06/14/07	Futures Contract	02/27/07	–

DAVIS SERIES, INC.

PORTFOLIO ACTIVITY – (Continued)

DAVIS APPRECIATION & INCOME FUND

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)	– (Continued)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
S&P 500 Index Futures Contract,
expiring 09/20/07	Futures Contract	06/01/07	–
S&P 500 Index Futures Contract,
expiring 12/20/07	Futures Contract	09/19/07	–
School Specialty, Inc.	Commercial Services & Supplies	03/08/07	0.47%
Thornburg Mortgage, Inc., Sr. Notes, 8.00%,
05/15/13	Real Estate	10/22/07	1.34%
Vornado Realty L.P., Conv. Sr. Deb., 3.875%,
4/15/25	Real Estate	08/16/07	3.06%
Whole Foods Market, Inc.	Food & Staples Retailing	05/04/07	3.45%

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $1,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Amazon.com, Inc.	Retailing	09/13/07	$12,185,379
American International Group, Inc., Conv. Sr.
Notes, 0.50%, 05/15/07	Multi-Line Insurance	05/15/07	(270,488)
Amgen Inc., Conv. Sr. Notes, Zero	Pharmaceuticals, Biotechnology &
Cpn., 1.20%, 03/01/32	Life Sciences	03/01/07	91,493
Host Hotels & Resorts Inc.	Real Estate	11/27/07	593,497
Masco Corp., Series B Conv. Sr. Notes, Zero
Cpn., 2.98%, 07/20/31	Capital Goods	01/22/07	(297,497)
S&P 500 Index Futures Contract,
expiring 03/15/07	Futures Contract	03/15/07	(735,650)
S&P 500 Index Futures Contract,
expiring 06/14/07	Futures Contract	06/05/07	2,750,925
S&P 500 Index Futures Contract,
expiring 09/20/07	Futures Contract	09/19/07	(184,467)
S&P 500 Index Futures Contract,
expiring 12/20/07	Futures Contract	12/07/07	(1,468,876)
SL Green Realty Corp.	Real Estate	03/15/07	9,537,356
Travelers Property Casualty
Corp., 4.50%, 04/15/32, Conv. Pfd.	Property & Casualty Insurance	04/18/07	262,796
Vornado Realty Trust, Conv. Sr. Deb.,
3.625%, 11/15/26	Real Estate	08/16/07	(1,260,431)
WCI Communities, Inc., Conv. Sr. Sub. Notes,
4.00%, 08/05/23	Homebuilding	01/16/07	74,321

DAVIS SERIES, INC.

DAVIS APPRECIATION & INCOME FUND

CLASS A FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an initial			Account Value	Account Value	During Period*
sales charge of 4.75%.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(3.50)%	Actual	$1,000.00	$954.43	$4.93
Five-Year	11.14%	Hypothetical (5% return
Ten-Year	5.46%	before expenses)	$1,000.00	1,020.16	$5.09

*Expenses are equal to the Class’s annualized expense ratio (1.00%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Appreciation & Income Fund (“DAIF-A”) on December 31, 1997 and paid a 4.75% sales charge. As the chart shows, by December 31, 2007, the value of your investment would have grown to $17,014 - a 70.14% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS APPRECIATION & INCOME FUND

CLASS B FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(3.33)%	Actual	$1,000.00	$950.39	$8.95
Five-Year	10.96%	Hypothetical (5% return
Ten-Year	5.31%	before expenses)	$1,000.00	$1,016.03	$9.25

*Expenses are equal to the Class’s annualized expense ratio (1.82%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Appreciation & Income Fund (“DAIF-B”) on December 31, 1997 and converted to Class A shares on December 31, 2004. As the chart shows, by December 31, 2007, the value of your investment would have grown to $16,776 - a 67.76% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Appreciation & Income Fund, contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS APPRECIATION & INCOME FUND

CLASS C FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(0.45)%	Actual	$1,000.00	$950.75	$8.80
Five-Year	11.24%	Hypothetical (5% return
Ten-Year	5.05%	before expenses)	$1,000.00	$1,016.18	$9.10

*Expenses are equal to the Class’s annualized expense ratio (1.79%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Appreciation & Income Fund (“DAIF-C”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $16,359 - a 63.59% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS APPRECIATION & INCOME FUND

CLASS Y FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	1.55%	Actual	$1,000.00	$955.71	$3.65
Five-Year	12.48%	Hypothetical (5% return
Ten-Year	6.23%	before expenses)	$1,000.00	$1,021.48	$3.77

*Expenses are equal to the Class’s annualized expense ratio (0.74%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Appreciation & Income Fund (“DAIF-Y”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $18,296 - an 82.96% increase on your initial investment. For comparison, the Standard and Poor's 500® Stock Index is also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS REAL ESTATE FUND

At December 31, 2007

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Dow Jones Wilshire
Common Stock (U.S.)	84.32%			Real Estate
Common Stock (Foreign)	6.30%		Fund	Securities Index
Convertible Bonds	5.92%	Office REITS	27.22%	16.71%
Preferred Stocks	0.29%	Retail REITS	16.29%	27.54%
Short Term Investments	2.59%	Industrial REITS	10.14%	10.59%
Other Assets & Liabilities	0.58%	Real Estate Management & Development	9.73%	1.55%
	100.00%	Residential REITS	8.72%	14.64%
		Specialized REITS	8.08%	21.39%
		Transportation	7.94%	–
		Diversified REITS	6.22%	7.58%
		Capital Goods	2.84%	–
		Insurance	2.45%	–
		Mortgage REITS	0.33%	–
		Homebuilding	0.04%	–
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Forest City Enterprises, Inc., Class A	Real Estate Management & Development	7.92%
Ventas, Inc.	Specialized REITS	7.82%
Alexandria Real Estate Equities, Inc.	Office REITS	7.62%
Kimco Realty Corp.	Retail REITS	4.63%
Boston Properties, Inc.	Office REITS	4.56%
Digital Realty Trust, Inc.	Office REITS	4.47%
Regency Centers Corp.	Retail REITS	4.05%
Cousins Properties, Inc.	Diversified REITS	4.04%
Burlington Northern Santa Fe Corp.	Transportation	3.88%
Derwent London PLC	Office REITS	3.87%

DAVIS SERIES, INC.

PORTFOLIO ACTIVITY

DAVIS REAL ESTATE FUND

January 1, 2007 through December 31, 2007

New Positions Added (01/01/07 - 12/31/07)

(Highlighted positions are those greater than 2.50% of 12/31/07 total net assets)

			% of 12/31/07
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Ambac Financial Group, Inc.	Property & Casualty Insurance	11/01/07	2.37%
Archstone-Smith Trust	Residential REITS	08/21/07	–
AvalonBay Communities, Inc.	Residential REITS	06/12/07	2.39%
Burlington Northern Santa Fe Corp.	Transportation	02/08/07	3.88%
Digital Realty Trust, Inc.	Office REITS	10/12/07	4.47%
Essex Property Trust, Inc.	Residential REITS	06/20/07	3.13%
General Electric Co.	Capital Goods	05/29/07	2.75%
General Growth Properties, Inc.,
Ser. 144A Conv. Sr. Notes,
3.98%, 4/15/27	Retail REITS	04/11/07	2.43%
Minerva PLC	Real Estate Management & Development	06/21/07	0.49%
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	12/17/07	1.02%
ProLogis, Ser. 144A Conv. Sr. Notes,
2.25%, 4/1/37	Industrial REITS	03/20/07	3.32%
Public Storage, Inc.	Specialized REITS	01/05/07	–
SL Green Realty Corp., Ser. 144A
Conv. Sr. Notes, 3.00%, 3/30/27	Office REITS	03/21/07	0.17%
Toll Brothers, Inc.	Homebuilding	11/21/07	0.04%
Vornado Realty Trust	Diversified REITS	08/16/07	1.99%

DAVIS SERIES, INC.

PORTFOLIO ACTIVITY – (Continued)

DAVIS REAL ESTATE FUND

January 1, 2007 through December 31, 2007

Positions Closed (01/01/07 - 12/31/07)

(Gains and losses greater than $2,500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Archstone-Smith Trust	Residential REITS	10/05/07	$204,652
Capital & Regional PLC	Real Estate Management & Development	03/06/07	3,250,159
Columbia Equity Trust, Inc.	Office REITS	01/23/07	1,886,755
Developers Diversified Realty Corp.	Retail REITS	06/27/07	16,880,469
Duke Realty Corp.	Office REITS	12/17/07	2,759,995
Equity Residential, 8.60%, Series D,
Cum. Pfd.	Residential REITS	07/16/07	400
Florida East Coast Industries, Inc.	Transportation	07/27/07	7,000,919
Hammerson PLC	Retail REITS	10/09/07	2,598,560
Host Hotels & Resorts Inc.	Specialized REITS	11/29/07	(1,469,886)
Macerich Co.	Retail REITS	03/20/07	4,303,457
ProLogis	Industrial REITS	03/21/07	12,816,060
Public Storage, Inc.	Specialized REITS	06/14/07	(2,765,334)
Slough Estates PLC	Industrial REITS	01/30/07	1,804,246
Spirit Finance Corp.	Diversified REITS	01/09/07	559,374
St. Joe Co.	Real Estate Management & Development	12/24/07	(6,312,659)
U-Store-It Trust	Specialized REITS	03/28/07	908,293
UDR, Inc.	Residential REITS	08/08/07	9,679,721
Vornado Realty Trust, Conv. Sr. Deb.,
3.625%, 11/15/26	Diversified REITS	08/16/07	(1,891,299)

DAVIS SERIES, INC.

DAVIS REAL ESTATE FUND

CLASS A FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes an initial			Account Value	Account Value	During Period*
sales charge of 4.75%.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(18.90)%	Actual	$1,000.00	$894.99	$5.16
Five-Year	17.65%	Hypothetical (5% return
Ten-Year	9.49%	before expenses)	$1,000.00	$1,019.76	$5.50

*Expenses are equal to the Class’s annualized expense ratio (1.08%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Real Estate Fund (“DREF-A”) on December 31, 1997 and paid a 4.75% sales charge. As the chart shows, by December 31, 2007, the value of your investment would have grown to $24,761 - a 147.61% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS REAL ESTATE FUND

CLASS B FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(18.14)%	Actual	$1,000.00	$891.77	$8.92
Five-Year	17.72%	Hypothetical (5% return
Ten-Year	9.42%	before expenses)	$1,000.00	$1,015.78	$9.50

*Expenses are equal to the Class’s annualized expense ratio (1.87%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Real Estate Fund (“DREF-B”) on December 31, 1997 and converted to Class A shares on December 31, 2004. As the chart shows, by December 31, 2007, the value of your investment would have grown to $24,609 - a 146.09% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

Because Class B shares automatically convert to Class A shares after 7 years, the above graph and the “Ten-Year” return for Class B reflect Class A performance for the period after conversion.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS REAL ESTATE FUND

CLASS C FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(This calculation includes any applicable			Account Value	Account Value	During Period*
contingent deferred sales charge.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(16.14)%	Actual	$1,000.00	$891.82	$8.77
Five-Year	17.95%	Hypothetical (5% return
Ten-Year	9.19%	before expenses)	$1,000.00	$1,015.93	$9.35

*Expenses are equal to the Class’s annualized expense ratio (1.84%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Real Estate Fund (“DREF-C”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $24,079 - a 140.79% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

DAVIS REAL ESTATE FUND

CLASS Y FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2007			Beginning	Ending	Expenses Paid
(There is no sales charge applicable			Account Value	Account Value	During Period*
to this calculation.)			(07/01/07)	(12/31/07)	(07/01/07-12/31/07)
One-Year	(14.58)%	Actual	$1,000.00	$896.40	$3.63
Five-Year	19.26%	Hypothetical (5% return
Ten-Year	10.44%	before expenses)	$1,000.00	$1,021.37	$3.87

*Expenses are equal to the Class’s annualized expense ratio (0.76%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser. See Notes to Performance on page 44 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Real Estate Fund (“DREF-Y”) on December 31, 1997. As the chart shows, by December 31, 2007, the value of your investment would have grown to $26,994 - a 169.94% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The performance data for Davis Real Estate Fund, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.

NOTES TO PERFORMANCE

The following disclosure provides important information regarding each Fund’s Expense Example, which appears in each Class’s Fund Performance section in this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/07 to 12/31/07. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS OPPORTUNITY FUND

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.44%)

AUTOMOBILES & COMPONENTS – (1.99%)
318,080	Harley-Davidson, Inc.	$14,857,517
141,886	WABCO Holdings Inc.	7,107,070
		21,964,587
CAPITAL GOODS – (6.91%)
1,476,510	Blount International, Inc.*	18,175,838
284,390	Franklin Electric Co., Inc.	10,899,247
207,700	Shaw Group Inc.*	12,553,388
619,860	Trane, Inc.	28,953,661
143,057	Tyco International Ltd.	5,672,210
		76,254,344
CAPITAL MARKETS – (2.10%)
1,152,395	E*TRADE Financial Corp.*	4,050,668
85,452	Julius Baer Holding, Ltd. AG (Switzerland)	7,064,706
164,210	Legg Mason, Inc.	12,011,961
		23,127,335
COMMERCIAL BANKS – (1.12%)
324,234	Wachovia Corp.	12,330,619
COMMERCIAL SERVICES & SUPPLIES – (0.38%)
47,500	D&B Corp.	4,209,925
CONSUMER DURABLES & APPAREL – (9.73%)
790,110	Garmin Ltd.	76,723,632
412,254	Hunter Douglas NV (Netherlands)	30,546,665
		107,270,297
CONSUMER FINANCE – (1.00%)
731,900	Discover Financial Services	11,037,052
CONSUMER SERVICES – (2.06%)
379,000	H&R Block, Inc.	7,038,030
409,440	Yum! Brands, Inc.	15,669,269
		22,707,299
DIVERSIFIED FINANCIAL SERVICES – (2.94%)
10,600	Nymex Holdings Inc.	1,416,266
194,000	Oaktree Capital Group LLC, Class A (b)	6,353,500
220,471	Pargesa Holding S.A., Bearer Shares (Switzerland)	24,634,175
		32,403,941
ENERGY – (3.53%)
231,040	Tenaris S.A., ADR (Argentina)	10,334,419
200,169	Transocean Inc.*	28,654,192
		38,988,611

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (1.32%)
115,000	Costco Wholesale Corp.	$8,028,150
159,420	Whole Foods Market, Inc.	6,494,771
		14,522,921
FOOD, BEVERAGE & TOBACCO – (0.98%)
179,855	Heineken Holding NV (Netherlands)	10,184,327
7,835	Nong Shim Holdings Co., Ltd. (South Korea)	644,512
		10,828,839
HEALTH CARE EQUIPMENT & SERVICES – (5.94%)
103,345	Cardinal Health, Inc.	5,968,174
143,057	Covidien Ltd.	6,335,995
248,160	IDEXX Laboratories, Inc.*	14,570,714
297,800	Lincare Holdings Inc.*	10,479,582
303,780	Omnicare, Inc.	6,929,222
365,220	UnitedHealth Group Inc.	21,255,804
		65,539,491
INSURANCE BROKERS – (1.55%)
725,570	Brown & Brown, Inc.	17,050,895
LIFE & HEALTH INSURANCE – (2.97%)
111,690	AFLAC Inc.	6,995,145
633,330	Power Corp. of Canada (Canada)	25,751,591
		32,746,736
MATERIALS – (3.53%)
257,050	Sealed Air Corp.	5,948,137
334,570	Sigma-Aldrich Corp.	18,277,559
679,600	Sino-Forest Corp.* (Canada)	14,763,285
		38,988,981
MEDIA – (11.37%)
1,700,500	Comcast Corp., Special Class A*	30,864,075
1,292,700	Grupo Televisa S.A., ADR (Mexico)	30,727,479
72,816	Lagardere S.C.A. (France)	5,460,367
754,100	News Corp., Class A	15,451,509
726,570	Virgin Media Inc.	12,427,980
301,800	Walt Disney Co.	9,742,104
1,607,150	WPP Group PLC (United Kingdom)	20,698,781
		125,372,295

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.39%)
395,160	Johnson & Johnson	$26,357,172
PROPERTY & CASUALTY INSURANCE – (5.06%)
471,260	Ambac Financial Group, Inc.	12,144,370
51,000	FPIC Insurance Group, Inc.*	2,190,195
78,455	Markel Corp.*	38,529,250
155,350	MBIA Inc.	2,894,171
		55,757,986
REAL ESTATE – (1.96%)
631,861	Redwood Trust, Inc.	21,634,906
REINSURANCE – (2.53%)
55,690	Everest Re Group, Ltd.	5,591,276
153,110	RenaissanceRe Holdings Ltd.	9,223,346
179,545	Transatlantic Holdings, Inc.	13,047,535
		27,862,157
RETAILING – (8.59%)
206,050	Bed Bath & Beyond Inc.*	6,056,840
1,123,800	CarMax, Inc.*	22,195,050
196,000	Home Depot, Inc.	5,280,240
339,670	Lowe’s Cos, Inc.	7,683,335
1,840,830	Netflix Inc.*	49,021,303
89,970	Target Corp.	4,498,500
		94,735,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.67%)
882,980	Texas Instruments Inc.	29,491,532
SOFTWARE & SERVICES – (9.45%)
1,330,752	Convera Corp., Class A*	3,619,645
48,410	Fiserv, Inc.*	2,687,239
62,730	Google Inc., Class A*	43,372,463
401,800	Iron Mountain Inc.*	14,874,636
1,036,000	Microsoft Corp.	36,876,420
116,550	Western Union Co.	2,829,834
		104,260,237
TECHNOLOGY HARDWARE & EQUIPMENT – (4.97%)
693,000	Agilent Technologies, Inc.*	25,460,820
873,730	Dell Inc.*	21,428,228
101,210	Molex Inc., Class A	2,654,738
143,057	Tyco Electronics Ltd.	5,311,706
		54,855,492

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (2.40%)
190,110	American Tower Corp., Class A*	$8,098,686
247,170	SK Telecom Co., Ltd., ADR (South Korea)	7,375,553
840,720	Sprint Nextel Corp.	11,038,654
		26,512,893

Total Common Stock – (identified cost $921,945,289)	1,096,811,811

CONVERTIBLE BONDS – (0.58%)

TELECOMMUNICATION SERVICES – (0.58%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	6,377,000

Total Investments – (100.02%) – (identified cost $927,545,289) – (a)	1,103,188,811
Liabilities Less Other Assets – (0.02%)	(216,736)
Net Assets – (100.00%)	$1,102,972,075

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $938,090,050. At December 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$259,249,209
Unrealized depreciation	(94,150,448)
Net unrealized appreciation	$165,098,761

(b)	Illiquid security – See Note 9 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS GOVERNMENT BOND FUND
		Value
Principal	Security	(Note 1)
MORTGAGES – (62.04%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (12.93%)
$1,105,743	Fannie Mae, 4.10%, 01/25/10	$1,092,637
2,938,669	Fannie Mae, 4.00%, 11/25/16	2,905,142
1,577,054	Freddie Mac, 5.00%, 08/15/14	1,579,486
1,243,410	Freddie Mac, 5.00%, 08/15/16	1,250,929
		6,828,194
FANNIE MAE POOLS – (29.93%)
394,095	6.12%, 10/01/08 Pool No. 380999	394,664
4,094,259	6.00%, 09/01/17 Pool No. 665776	4,231,033
2,567,514	4.50%, 06/01/18 Pool No. 727579	2,559,464
2,586,703	4.50%, 10/01/18 Pool No. 740825	2,570,024
824,099	4.50%, 04/01/19 Pool No. 773538	818,786
200,720	6.50%, 07/01/32 Pool No. 635069	207,500
256,837	5.064%, 01/01/33 Pool No. 681153 (b)	259,182
1,343,149	4.696%, 05/01/35 Pool No. 826242 (b)	1,331,671
1,455,634	5.065%, 01/01/36 Pool No. 848973 (b)	1,457,341
405,145	5.584%, 03/01/36 Pool No. 843396 (b)	403,731
1,539,901	5.624%, 04/01/36 Pool No. 851605 (b)	1,564,225
		15,797,621
FREDDIE MAC POOLS – (17.87%)
126,438	4.00%, 07/01/08 Pool No. M90826	126,137
1,028,085	3.50%, 08/01/08 Pool No. M90830	1,019,411
718,595	3.00%, 10/01/10 Pool No. M91001	685,807
1,233,893	3.50%, 02/01/11 Pool No. M80909	1,191,475
880,979	3.50%, 04/01/12 Pool No. M80974	857,055
1,435,414	4.00%, 12/01/12 Pool No. M81008	1,412,134
2,328,211	5.00%, 08/01/20 Pool No. B19690	2,339,925
1,824,548	4.732%, 04/01/35 Pool No. 782528 (b)	1,803,214
		9,435,158
GINNIE MAE POOLS – (1.31%)
714,598	4.00%, 08/20/20 Pool No. 003811	688,775

	Total Mortgages – (identified cost $32,413,593)	32,749,748

GOVERNMENT AGENCY NOTES – (27.16%)
250,000	Fannie Mae, 4.00%, 04/01/08	249,626
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,012,258
200,000	Fannie Mae, 4.50%, 12/02/11	200,012
515,000	Federal Farm Credit Bank, 3.41%, 06/24/10	508,523

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS GOVERNMENT BOND FUND – (Continued)
		Value
Principal	Security	(Note 1)
GOVERNMENT AGENCY NOTES – (Continued)
$1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	$998,660
5,000,000	Federal Home Loan Bank, 0.28562%, 07/17/08 (b)	4,906,271
1,000,000	Federal Home Loan Bank, 4.00%, 08/28/08	999,111
500,000	Federal Home Loan Bank, 3.75%, 10/21/08	498,364
600,000	Federal Home Loan Bank, 3.785%, 11/21/08	598,076
200,000	Federal Home Loan Bank, 3.35%, 12/26/08	198,557
500,000	Federal Home Loan Bank, 4.30%, 08/10/09	500,011
1,000,000	Federal Home Loan Bank, 4.875%, 03/12/10	1,025,963
300,000	Federal Home Loan Bank, 4.00%, 12/30/10	298,406
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	300,056
230,000	Freddie Mac, 3.00%, 06/30/09	226,860
320,000	Freddie Mac, 4.50%, 09/17/09 (c)	320,021
500,000	Freddie Mac, 4.00%, 09/17/12 (c)	499,988

	Total Government Agency Notes – (identified cost $14,211,027)	14,340,763

SHORT TERM INVESTMENTS – (9.46%)

1,829,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $1,829,478
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $1,865,580)	1,829,000
1,585,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $1,585,396
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 08/01/33, total market value $1,616,700)	1,585,000
488,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $488,129
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $497,760)	488,000
1,091,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $1,091,281
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $1,112,820)	1,091,000

	Total Short Term Investments – (identified cost $4,993,000)	4,993,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS GOVERNMENT BOND FUND – (Continued)

Total Investments – (98.66%) – (identified cost $51,617,620) – (a)	$52,083,511
Other Assets Less Liabilities – (1.34%)	705,582
Net Assets – (100.00%)	$52,789,093

(a)  Aggregate cost for Federal Income Tax purposes is $51,617,620. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$533,755
Unrealized depreciation	(67,864)
Net unrealized appreciation	$465,891

(b)  The interest rates on adjustable rate securities, shown as of December 31, 2007, may change daily or less frequently and are based on indices of market interest rates.

(c)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS GOVERNMENT MONEY MARKET FUND

		Value
Principal	Security	(Note 1)
FANNIE MAE – (16.40%)
$20,000,000	4.625%, 01/15/08	$19,995,484
2,100,000	3.80%, 01/18/08	2,099,286
1,450,000	4.00%, 01/28/08	1,449,478
3,000,000	4.30%, 01/28/08	2,997,764
10,000,000	5.75%, 02/15/08	10,015,992
3,000,000	3.86%, 02/22/08	2,994,823
4,000,000	4.00%, 02/22/08	3,994,389
750,000	5.10%, 02/22/08	749,726
175,000	4.50%, 02/27/08	174,800
724,000	5.00%, 02/27/08	723,636
2,000,000	4.00%, 03/03/08	1,998,970
2,825,000	4.00%, 03/25/08	2,821,529
2,257,000	4.00%, 04/15/08	2,253,454
1,448,000	4.50%, 04/22/08	1,447,946
2,000,000	2.875%, 05/19/08	1,987,672
12,500,000	4.00%, 05/20/08	12,444,402
4,100,000	3.25%, 06/04/08	4,064,488
2,000,000	3.01%, 06/09/08	1,985,970
2,000,000	3.80%, 06/30/08	1,995,274
14,000,000	5.00%, 07/25/08	14,059,303
2,000,000	4.00%, 07/28/08	1,996,168
3,000,000	4.00%, 08/08/08	2,995,267
880,000	3.25%, 08/15/08	873,564
1,675,000	5.00%, 09/15/08	1,683,242
	Total Fannie Mae – (identified cost $97,802,627)	97,802,627

FEDERAL FARM CREDIT BANK – (0.40%)
1,000,000	4.03%, 06/30/08	994,903
1,415,000	3.92%, 10/27/08	1,402,614
	Total Federal Farm Credit Bank – (identified cost $2,397,517)	2,397,517

FEDERAL HOME LOAN BANK – (31.64%)
1,325,000	3.07%, 01/15/08	1,323,905
6,000,000	3.50%, 01/22/08	5,994,110
1,700,000	4.50%, 01/23/08	1,699,949
21,000,000	3.583%, 01/24/08 (c)	21,000,000
500,000	3.42%, 01/28/08	499,505
500,000	3.10%, 01/29/08	499,189
500,000	2.86%, 01/30/08	499,044
9,000,000	5.25%, 02/01/08	8,999,984
19,600,000	4.26%, 02/06/08 (b)	19,516,504
2,000,000	4.75%, 02/08/08	2,000,301

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$500,000	5.25%, 02/13/08	$499,944
7,000,000	4.47%, 02/15/08	6,993,827
880,000	5.10%, 03/06/08	879,700
5,730,000	4.00%, 03/10/08	5,722,920
455,000	6.02%, 03/17/08	455,717
500,000	3.53%, 03/20/08	498,090
2,395,000	4.25%, 03/24/08	2,392,411
1,000,000	4.23%, 03/28/08	999,698
2,000,000	3.00%, 04/01/08	1,991,859
8,000,000	3.40%, 04/08/08	7,961,792
1,000,000	4.27%, 04/11/08	997,139
2,000,000	4.00%, 04/18/08	1,998,124
670,000	4.125%, 04/18/08	667,879
1,500,000	4.44%, 04/21/08	1,500,458
13,000,000	4.32%, 04/23/08	12,995,071
1,000,000	4.10%, 05/19/08	995,390
1,130,000	4.30%, 05/21/08	1,129,888
2,000,000	5.00%, 06/10/08	2,005,906
1,000,000	3.75%, 06/16/08	993,183
870,000	4.00%, 06/16/08	866,831
490,000	5.125%, 06/18/08	490,890
1,000,000	4.04%, 07/14/08	994,613
5,025,000	2.625%, 07/15/08	4,981,911
810,000	4.25%, 07/16/08	806,445
8,515,000	5.125%, 07/16/08	8,553,641
500,000	3.10%, 07/22/08	494,680
1,000,000	3.32%, 07/28/08	990,085
1,200,000	5.00%, 07/30/08	1,198,163
5,000,000	5.125%, 07/30/08	5,010,514
5,000,000	3.70%, 08/14/08	4,958,937
13,000,000	5.25%, 08/14/08	13,079,829
13,000,000	4.08%, 08/18/08	12,921,346
500,000	4.00%, 09/29/08	496,692
571,429	4.57%, 10/17/08	570,555
4,600,000	4.125%, 11/17/08	4,591,972
1,000,000	3.83%, 11/28/08	993,552
5,000,000	4.83188%, 12/01/08 (c)	5,000,000
1,000,000	4.00%, 12/03/08	998,404
6,000,000	4.50%, 12/26/08 (d)	6,000,000
1,000,000	3.125%, 12/30/08	989,976

	Total Federal Home Loan Bank – (identified cost $188,700,523)	188,700,523

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Value
Principal	Security	(Note 1)
FREDDIE MAC – (5.47%)

$5,000,000	2.85%, 01/09/08	$4,997,432
2,220,000	3.00%, 01/23/08	2,217,988
800,000	3.875%, 02/12/08	798,639
1,200,000	3.50%, 02/13/08	1,197,520
500,000	4.50%, 02/15/08	499,495
905,000	4.625%, 02/21/08	904,129
1,000,000	4.875%, 02/22/08	1,000,017
1,000,000	3.25%, 02/25/08	997,055
4,250,000	3.40%, 02/25/08	4,239,403
2,000,000	2.75%, 03/15/08	1,991,727
480,000	4.00%, 03/28/08	478,520
1,000,000	3.125%, 04/04/08	995,859
625,000	5.75%, 04/15/08	625,895
2,000,000	3.50%, 04/28/08	1,993,972
3,750,000	3.75%, 05/12/08	3,730,980
500,000	3.25%, 05/14/08	496,309
700,000	3.00%, 05/15/08	694,565
500,000	2.70%, 06/25/08	495,330
700,000	3.08%, 07/09/08	692,119
3,600,000	3.15%, 12/30/08	3,564,623

	Total Freddie Mac – (identified cost $32,611,577)	32,611,577

FREDDIE MAC MORTGAGE POOL – (2.90%)
319,389	3.50%, 03/01/08 Pool No. M90813	318,437
2,481,650	4.00%, 03/01/08 Pool No. M90802	2,476,582
1,590,738	4.50%, 03/01/08 Pool No. M90803	1,588,728
2,266,492	3.50%, 04/01/08 Pool No. M90820	2,257,842
2,114,818	4.00%, 04/01/08 Pool No. M90808	2,108,963
474,035	4.00%, 05/01/08 Pool No. M90814	471,919
463,041	4.50%, 05/01/08 Pool No. M90815	462,177
1,265,207	3.50%, 06/01/08 Pool No. M90825	1,255,673
2,027,574	4.00%, 06/01/08 Pool No. M90818	2,019,525
4,349,464	4.00%, 07/01/08 Pool No. M90826	4,328,767

	Total Freddie Mac Mortgage Pools –
	(identified cost $17,288,613)	17,288,613

PRIVATE EXPORT FUNDING – (0.13%)
800,000	3.40%, 02/15/08 – (identified cost $798,134)	798,134

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (35.79%)

$78,191,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $78,211,417
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $79,754,820)	$78,191,000
67,766,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $67,782,942
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.00%, 08/01/33, total market value $69,121,320)	67,766,000
20,851,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $20,856,502
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $21,268,020)	20,851,000
46,701,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $46,713,038
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $47,635,020)	46,701,000

	Total Repurchase Agreements – (identified cost $213,509,000)	213,509,000

Total Investments – (92.73%) – (identified cost $553,107,991) – (a)	553,107,991
Other Assets Less Liabilities – (7.27%)	43,338,016
Net Assets – (100.00%)	$596,446,007
(a)	Aggregate cost for Federal Income Tax Purposes is $553,107,991.
(b)	Zero coupon bonds reflect effective yield on the date of purchase.

(c)  The interest rates on floating rate securities, shown as of December 31, 2007, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)  Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS FINANCIAL FUND

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.55%)

CAPITAL MARKETS – (13.20%)
393,500	Ameriprise Financial, Inc.	$21,685,785
1,020,000	Bank of New York Mellon Corp.	49,735,200
833,400	Merrill Lynch & Co., Inc., Private Placement (c)(d)	38,921,113
13,900	RHJ International* (Belgium)	227,612
396,550	RHJ International, 144A* (Belgium) (b)(d)	6,493,506
		117,063,216
COMMERCIAL BANKS – (6.66%)
140,100	Commerce Bancorp, Inc.	5,343,414
75,700	ICICI Bank Ltd., ADR (India)	4,655,550
402,350	State Bank of India, GDR (India)	49,086,700
		59,085,664
COMMERCIAL SERVICES & SUPPLIES – (7.10%)
710,650	D&B Corp.	62,984,909
CONSUMER FINANCE – (13.77%)
1,949,000	American Express Co.	101,386,980
1,351,000	First Marblehead Corp.	20,670,300
		122,057,280
CONSUMER SERVICES – (1.66%)
791,000	H&R Block, Inc.	14,688,870
DIVERSIFIED FINANCIAL SERVICES – (8.81%)
1,019,560	JPMorgan Chase & Co.	44,503,794
872,600	Moody’s Corp.	31,151,820
76,000	Oaktree Capital Group LLC, Class A (c)	2,489,000
		78,144,614
ENERGY – (5.10%)
618,700	Canadian Natural Resources Ltd. (Canada)	45,251,718
LIFE & HEALTH INSURANCE – (2.89%)
334,733	China Life Insurance Co., Ltd., ADR (China)	25,607,074
MATERIALS – (2.40%)
918,000	Sealed Air Corp.	21,242,520
MULTI-LINE INSURANCE – (13.79%)
826,796	American International Group, Inc.	48,202,207
1,470,600	Loews Corp.	74,030,004
		122,232,211

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS FINANCIAL FUND – (Continued)
Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (10.19%)
169,800	Ambac Financial Group, Inc.	$4,375,746
337,300	FPIC Insurance Group, Inc.*	14,485,349
88,200	Markel Corp.*	43,315,020
234,000	MBIA Inc.	4,359,420
1,244,000	Progressive Corp. (Ohio)	23,835,040
		90,370,575
REINSURANCE – (13.98%)
225,000	Everest Re Group, Ltd.	22,590,000
1,394,187	Transatlantic Holdings, Inc.	101,315,570
		123,905,570

	Total Common Stock – (identified cost $503,233,207)	882,634,221

Total Investments – (99.55%) – (identified cost $503,233,207) – (a)	882,634,221
Other Assets Less Liabilities – (0.45%)	4,002,743
Net Assets – (100.00%)	$886,636,964

*Non-Income Producing Security.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $503,233,207. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$394,820,202
Unrealized depreciation	(15,419,188)
Net unrealized appreciation	$379,401,014

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $6,493,506 or 0.73% of the Fund’s net assets, as of December 31, 2007.

(c)  Illiquid Security – See Note 9 of the Notes to Financial Statements.

(d)  Restricted Security – See Note 9 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS APPRECIATION & INCOME FUND

Value
Shares/Principal	Security	(Note 1)
CONVERTIBLE PREFERRED STOCK – (2.54%)

CAPITAL GOODS – (0.52%)
109,741	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$4,636,557
TRANSPORTATION – (0.59%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	5,222,087
UTILITIES – (1.43%)
271,310	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	12,629,481

	Total Convertible Preferred Stock –
	(identified cost $18,314,926)	22,488,125

CONVERTIBLE BONDS – (41.55%)

CAPITAL GOODS – (2.72%)
$8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	20,336,250
3,720,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,747,900
		24,084,150
COMMERCIAL SERVICES & SUPPLIES – (4.70%)
22,101,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	22,266,758
8,500,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	8,234,375
10,000,000	Waste Connections, Inc., Conv. Sr. Notes, 3.75%, 04/01/26	11,162,500
		41,663,633
ENERGY – (7.36%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	28,430,720
39,000,000	Nabors Industries, Inc., Conv. Sr. Notes, 0.94%, 05/15/11	36,855,000
		65,285,720
MATERIALS – (1.46%)
13,500,000	Sealed Air Corp., Ser. 144A, Conv. Sr. Notes, 3.00%, 06/30/33 (b)	12,993,750
MEDIA – (1.08%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c) (d) (f)	9,549,750
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.24%)
8,000,000	Amgen Inc., Conv. Sr. Notes, 0.125%, 02/01/11	7,330,000
4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	3,718,000
		11,048,000
REAL ESTATE – (13.59%)
23,000,000	Forest City Enterprises, Inc., Class A, Conv. Sr. Notes, 3.625%, 10/15/11	21,624,600
21,000,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 04/15/27 (b)	17,062,500
21,500,000	Host Hotels & Resorts Inc., Ser. 144A Conv. Sr. Notes,
	2.625%, 04/15/27 (b)	18,463,125

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Principal	Security	(Note 1)
CONVERTIBLE BONDS – (Continued)

REAL ESTATE – (Continued)
$2,000,000	ProLogis, Conv. Sr. Notes, 1.875%, 11/15/37	$1,870,000
17,400,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	17,226,000
18,000,000	Reckson Operating Partnership, L.P., Conv. Sr. Notes
	(Convertible into SL Green Realty Corp.), 4.00%, 06/15/25	17,145,000
24,000,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 4/15/25	27,090,000
		120,481,225
RETAILING – (2.34%)
17,000,000	Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	20,718,750
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (5.07%)
5,000,000	Agere Systems Inc., Conv. Sub. Notes, 6.50%, 12/15/09	5,068,750
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,200,825
32,000,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	34,680,000
		44,949,575
TECHNOLOGY HARDWARE & EQUIPMENT – (1.99%)
18,500,000	JDS Uniphase Corp., Conv. Sr. Notes, Zero Cpn.,
	2.32%, 11/15/10 (c)(d)	17,667,500

	Total Convertible Bonds – (identified cost $346,288,124)	368,442,053

CORPORATE BONDS – (7.25%)

CAPITAL GOODS – (1.34%)
12,000,000	Masco Corp., 6.125%, 10/03/16	11,855,304
ENERGY – (0.16%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,407,529
FOOD, BEVERAGE & TOBACCO – (2.44%)
10,000,000	Coca-Cola Co., Sr. Notes, 5.35%, 11/15/17	10,264,990
11,000,000	Tyson Foods, Inc., Sr. Notes, 6.85%, 04/01/16	11,342,705
		21,607,695
HOUSEHOLD & PERSONAL PRODUCTS – (0.62%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,538,732
REAL ESTATE – (1.34%)
14,000,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13	11,900,000
RETAILING – (1.35%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,876,518
10,000,000	Kohl’s Corp., Sr. Notes, 6.25%, 12/15/17	10,065,870
		11,942,388

	Total Corporate Bonds – (identified cost $63,627,823)	64,251,648

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Shares	Security	(Note 1)

COMMON STOCK – (44.12%)

CAPITAL GOODS – (4.00%)
432,000	General Electric Co.	$16,014,240
673,400	Masco Corp.	14,552,174
47,700	Quanta Services, Inc.*	1,251,648
200,000	United Rentals, Inc.*	3,672,000
		35,490,062
CAPITAL MARKETS – (2.63%)
500,000	Merrill Lynch & Co., Inc., Private Placement (f)(g)	23,350,800
COMMERCIAL SERVICES & SUPPLIES – (1.80%)
120,000	School Specialty, Inc.*	4,147,200
382,000	Waste Connections, Inc.*	11,803,800
		15,951,000
CONSUMER FINANCE – (1.67%)
285,000	American Express Co.	14,825,700
DIVERSIFIED FINANCIAL SERVICES – (1.30%)
391,500	Citigroup Inc.	11,525,760
ENERGY – (0.62%)
120,000	Nabors Industries Ltd.*	3,286,800
29,000	Occidental Petroleum Corp.	2,232,710
		5,519,510
FOOD & STAPLES RETAILING – (4.46%)
128,485	Costco Wholesale Corp.	8,969,538
750,000	Whole Foods Market, Inc.	30,555,000
		39,524,538
FOOD, BEVERAGE & TOBACCO – (4.37%)
340,000	Coca-Cola Co.	20,865,800
1,167,300	Tyson Foods, Inc., Class A	17,894,709
		38,760,509
HEALTH CARE EQUIPMENT & SERVICES – (2.42%)
418,600	Universal Health Services, Inc., Class B	21,432,320
HOUSEHOLD & PERSONAL PRODUCTS – (2.53%)
567,200	Avon Products, Inc.	22,421,416
MATERIALS – (1.36%)
520,000	Sealed Air Corp	12,032,800
MEDIA – (1.49%)
525,000	News Corp., Class A	10,757,250
115,000	News Corp., Class B	2,443,750
		13,201,000

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (2.22%)
337,400	American International Group, Inc.	$19,670,420
PROPERTY & CASUALTY INSURANCE – (1.78%)
612,300	Ambac Financial Group, Inc.	15,778,971
REAL ESTATE – (1.78%)
165,000	Forest City Enterprises, Inc., Class A	7,332,600
205,000	General Growth Properties, Inc.	8,441,900
		15,774,500
RETAILING – (5.35%)
82,900	AutoZone, Inc.*	9,940,539
250,450	J. C. Penney Co., Inc.	11,017,296
578,400	Kohl’s Corp.*	26,490,720
		47,448,555
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT– (1.88%)
457,900	Fairchild Semiconductor International, Inc.*	6,607,497
296,700	International Rectifier Corp.*	10,078,899
		16,686,396
SOFTWARE & SERVICES – (1.06%)
183,000	SAP AG, ADR (Germany)	9,342,150
UTILITIES – (1.40%)
580,700	AES Corp.*	12,421,173

	Total Common Stock – (identified cost $389,268,781)	391,157,580

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (4.16%)

$13,518,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $13,521,530
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $13,788,360)	$13,518,000
11,716,000	Bank of America. Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $11,718,929
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 08/01/33, total market value $11,950,320)	11,716,000
3,605,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $3,605,951
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $3,677,100)	3,605,000
8,073,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $8,075,081
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $8,234,460)	8,073,000

Total Short Term Investments – (identified cost $36,912,000)	36,912,000

Total Investments – (99.62%) – (identified cost $854,411,654) – (a)	883,251,406
Other Assets Less Liabilities – (0.38%)	3,359,777
Net Assets – (100.00%)	$886,611,183

*Non-Income Producing Security.

ADR: American Depositary Receipt

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS APPRECIATION & INCOME FUND – (Continued)

(a)        Aggregate cost for Federal Income Tax purposes is $854,557,714. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$70,222,169
Unrealized depreciation	(41,528,477)
Net unrealized appreciation	$28,693,692

(b)  These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $65,745,375 or 7.42% of the Fund’s net assets, as of December 31, 2007.

(c)  As of December 31, 2007 zero coupon bonds represented $27,217,250 or 3.07% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)  Zero coupon bonds reflect effective yield on the date of purchase.

(e)  Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f)  Illiquid Security – See Note 9 of the Notes to Financial Statements.

(g)  Restricted Security – See Note 9 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS REAL ESTATE FUND

		Value
Shares	Security	(Note 1)
COMMON STOCK – (90.62%)

CAPITAL GOODS – (2.75%)
458,000	General Electric Co.	$16,978,060
DIVERSIFIED REITS – (6.03%)
1,127,800	Cousins Properties, Inc.	24,924,380
139,500	Vornado Realty Trust	12,269,025
		37,193,405
HOMEBUILDING – (0.04%)
12,600	Toll Brothers, Inc.*	252,756
INDUSTRIAL REITS – (6.50%)
232,000	AMB Property Corp.	13,353,920
967,500	Brixton PLC (United Kingdom)	5,676,608
1,291,200	DCT Industrial Trust Inc.	12,021,072
524,500	First Potomac Realty Trust	9,068,605
		40,120,205
MORTGAGE REITS – (0.32%)
80,300	Gramercy Capital Corp.	1,952,093
OFFICE REITS – (26.19%)
462,513	Alexandria Real Estate Equities, Inc.	47,023,697
306,242	Boston Properties, Inc.	28,116,078
729,238	Corporate Office Properties Trust	22,970,997
849,419	Derwent London PLC (United Kingdom)	23,908,673
719,100	Digital Realty Trust, Inc.	27,591,867
128,358	SL Green Realty Corp.	11,996,339
		161,607,651
PROPERTY & CASUALTY INSURANCE – (2.37%)
567,300	Ambac Financial Group, Inc.	14,619,321
REAL ESTATE MANAGEMENT & DEVELOPMENT – (9.42%)
1,099,784	Forest City Enterprises, Inc., Class A	48,874,401
1,120,000	Minerva PLC* (United Kingdom)	2,998,640
288,000	Mitsui Fudosan Co., Ltd. (Japan)	6,264,512
		58,137,553
RESIDENTIAL REITS – (8.15%)
604,800	American Campus Communities, Inc.	16,238,880
156,400	AvalonBay Communities, Inc.	14,723,496
198,100	Essex Property Trust, Inc.	19,312,769
		50,275,145

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS REAL ESTATE FUND – (Continued)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

RETAIL REITS – (13.34%)
197,257	General Growth Properties, Inc.	$8,123,043
784,318	Kimco Realty Corp.	28,549,175
387,978	Regency Centers Corp.	25,020,701
419,600	Taubman Centers, Inc.	20,640,124
		82,333,043
SPECIALIZED REITS – (7.82%)
1,067,200	Ventas, Inc.	48,290,800
TRANSPORTATION – (7.69%)
455,500	Alexander & Baldwin, Inc.	23,508,355
288,000	Burlington Northern Santa Fe Corp.	23,970,240
		47,478,595

	Total Common Stock – (identified cost $508,959,673)	559,238,627

PREFERRED STOCK – (0.29%)

RESIDENTIAL REITS – (0.29%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.
	(identified cost $1,079,517)	1,812,348

CONVERTIBLE BONDS – (5.92%)

INDUSTRIAL REITS – (3.32%)
$20,690,000	ProLogis, Ser. 144A Conv. Sr. Notes, 2.25%, 04/01/37 (b)	20,483,100
OFFICE REITS – (0.17%)
1,230,000	SL Green Realty Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 03/30/27 (b)	1,045,500
RETAIL REITS – (2.43%)
18,456,000	General Growth Properties, Inc., Ser. 144A Conv. Sr. Notes,
	3.98%, 04/15/27 (b)	14,995,500

	Total Convertible Bonds – (identified cost $39,691,517)	36,524,100

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2007

DAVIS REAL ESTATE FUND – (Continued)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (2.59%)

$5,845,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.70%,
	01/02/08, dated 12/31/07, repurchase value of $5,846,526
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.125%-7.00%, 02/15/08-05/01/37,
	total market value $5,961,900)	$5,845,000
5,066,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.50%,
	01/02/08, dated 12/31/07, repurchase value of $5,067,267
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 08/01/33, total market value $5,167,320)	5,066,000
1,559,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.75%,
	01/02/08, dated 12/31/07, repurchase value of $1,559,411
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-9.50%, 12/01/14-12/01/37,
	total market value $1,590,180)	1,559,000
3,491,000	UBS Securities LLC Joint Repurchase Agreement, 4.64%,
	01/02/08, dated 12/31/07, repurchase value of $3,491,900
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-8.00%, 07/01/08-11/01/47,
	total market value $3,560,820)	3,491,000

	Total Short Term Investments – (identified cost $15,961,000)	15,961,000

	Total Investments – (99.42%) – (identified cost $565,691,707) – (a)	613,536,075
	Other Assets Less Liabilities – (0.58%)	3,567,841
	Net Assets – (100.00%)	$617,103,916

*Non-Income Producing Security.

(a)        Aggregate cost for Federal Income Tax purposes is $567,538,894. At December 31, 2007 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$91,232,064
Unrealized depreciation	(45,234,883)
Net unrealized appreciation	$45,997,181

(b)        These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $36,524,100, or 5.92% of the Fund’s net assets, as of December 31, 2007.

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2007

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities,
at value* (see accompanying
Schedules of Investments)	$1,103,188,811	$52,083,511	$553,107,991	$882,634,221	$883,251,406	$613,536,075
Cash	–	4,458	14,414	15,567	4,320	7,503
Cash - foreign currencies**	131,589	–	–	–	–	–
Receivables:
Dividends and interest	978,472	268,828	3,958,937	259,371	3,018,702	4,889,651
Capital stock sold	2,598,513	1,243,130	40,409,821	4,590,390	10,842,042	1,689,170
Investment securities sold	9,502,335	–	–	21,934,179	–	392,342
Prepaid expenses	10,002	756	5,053	8,871	6,888	6,889
Total assets	1,116,409,722	53,600,683	597,496,216	909,442,599	897,123,358	620,521,630
LIABILITIES:
Cash overdraft	5,980,107	–	–	–	–	–
Payables:
Capital stock redeemed	5,570,469	615,846	582,825	2,999,678	7,221,566	2,396,650
Investment securities purchased	–	–	–	–	2,049,353	–
Distributions payable	–	49,788	15,116	–	–	–
Note payable to bank (Note 7)	–	–	–	18,521,000	–	–
Accrued management fees	606,193	13,460	243,513	496,319	500,203	369,838
Accrued transfer agent fees	418,949	23,790	49,493	198,882	176,180	243,785
Other accrued expenses	119,420	71,716	159,262	110,404	78,554	34,979
Distribution and service plan
fees (Note 3)	742,509	36,990	–	479,352	486,319	372,462
Total liabilities	13,437,647	811,590	1,050,209	22,805,635	10,512,175	3,417,714
NET ASSETS	$1,102,972,075	$52,789,093	$596,446,007	$886,636,964	$886,611,183	$617,103,916

NET ASSETS CONSISTS OF:
Par value of shares of capital stock	$451,529	$94,295	$5,964,460	$221,632	$314,033	$202,066
Additional paid-in capital	951,263,801	57,349,809	590,481,547	458,558,937	859,854,413	560,452,049
Undistributed (overdistributed) net
investment income	(7,161,629)	–	–	1,174,639	(47,692)	(7,519,612)
Accumulated net realized gains
(losses) from investments and
foreign currency transactions	(17,225,262)	(5,120,902)	–	47,279,673	(2,349,323)	16,125,085
Net unrealized appreciation
on investments and
foreign currency transactions	175,643,636	465,891	–	379,402,083	28,839,752	47,844,328
Net Assets	$1,102,972,075	$52,789,093	$596,446,007	$886,636,964	$886,611,183	$617,103,916

*Including:
Cost of investments	$927,545,289	$51,617,620	$553,107,991	$503,233,207	$854,411,654	$565,691,707
Market value of repurchase
Agreements (if greater than
10% of Fund’s net assets)	–	–	213,509,000	–	–	–

**Cost of cash - foreign currencies	132,462	–	–	–	–	–

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At December 31, 2007

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
CLASS A SHARES:
Net assets	$676,994,810	$27,223,955	$558,883,197	$740,235,456	$567,728,212	$460,643,616
Shares outstanding	26,872,102	4,861,274	558,883,197	18,181,501	20,126,132	15,100,963
Net asset value and redemption
price per share (net
assets ÷ shares outstanding)	$25.19	$5.60	$1.00	$40.71	$28.21	$30.50
Maximum offering price per
share (100 ÷ 95.25 of net
asset value)	$26.45	$5.88	N/A	$42.74	$29.62	$32.02

CLASS B SHARES:
Net assets	$60,386,389	$10,401,767	$24,416,350	$50,341,169	$44,099,276	$24,871,731
Shares outstanding	2,758,306	1,862,448	24,416,350	1,397,100	1,580,565	821,251
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$21.89	$5.58	$1.00	$36.03	$27.90	$30.29

CLASS C SHARES:
Net assets	$287,054,211	$14,753,694	$12,992,255	$87,216,460	$169,456,478	$73,593,656
Shares outstanding	12,495,400	2,633,213	12,992,255	2,371,840	5,979,077	2,402,778
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$22.97	$5.60	$1.00	$36.77	$28.34	$30.63

CLASS Y SHARES:
Net assets	$78,536,665	$409,677	$154,205	$8,843,879	$105,327,217	$57,994,913
Shares outstanding	3,027,050	72,587	154,205	212,770	3,717,534	1,881,651
Net asset value, offering, and
redemption price per share (net
assets ÷ shares outstanding)	$25.94	$5.64	$1.00	$41.57	$28.33	$30.82

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF OPERATIONS

For the year ended December 31, 2007

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends*	$11,057,562	$–	$–	$13,630,152	$5,664,741	$19,179,079
Interest	3,470,204	2,316,690	28,374,486	65,359	19,498,243	3,744,002
Total income	14,527,766	2,316,690	28,374,486	13,695,511	25,162,984	22,923,081
Expenses:
Management fees (Note 2)	7,284,192	139,463	2,579,868	6,094,317	5,280,173	5,072,725
Custodian fees	218,619	30,289	60,878	110,291	101,137	113,690
Transfer agent fees:
Class A	974,038	54,913	119,737	692,416	434,271	744,326
Class B	133,012	23,404	5,709	138,500	70,313	70,635
Class C	402,746	16,511	2,137	127,266	146,281	133,958
Class Y	83,785	1,761	21	14,845	40,110	33,715
Audit fees	20,400	16,800	20,400	32,400	20,400	27,600
Legal fees	21,378	838	9,722	16,771	15,425	13,312
Accounting fees (Note 2)	6,504	2,496	37,500	14,496	7,500	9,504
Reports to shareholders	256,224	11,064	72,658	171,761	160,436	224,367
Directors’ fees and expenses	91,587	11,407	44,696	75,271	66,763	61,225
Registration and filing fees	115,041	47,327	80,000	64,997	114,197	32,868
Interest expense	–	–	–	92,070	–	–
Miscellaneous	20,664	7,248	16,780	9,778	10,442	9,643
Distribution plan payments (Note 3):
Class A	1,799,586	57,512	–	1,529,927	1,241,573	1,338,022
Class B	744,253	121,070	–	743,116	511,204	427,893
Class C	3,011,172	92,565	–	919,594	1,420,587	1,046,579
Total expenses	15,183,201	634,668	3,050,106	10,847,816	9,640,812	9,360,062
Expenses paid indirectly (Note 6)	(3,963)	(69)	(2,562)	(1,663)	(18,493)	(6,296)
Net expenses	15,179,238	634,599	3,047,544	10,846,153	9,622,319	9,353,766
Net investment income (loss)	(651,472)	1,682,091	25,326,942	2,849,358	15,540,665	13,569,315

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	50,781,566	(133,281)	–	130,724,556	32,661,329	105,256,600
Foreign currency transactions	(149,878)	–	–	(49)	(2,588)	(13,596)
Futures transactions	–	–	–	–	361,932	–
Net change in unrealized appreciation
(depreciation) on investments	(68,162,642)	779,791	–	(184,069,497)	(51,102,387)	(235,838,076)
Net realized and unrealized gain (loss)
on investments and foreign
currency	(17,530,954)	646,510	–	(53,344,990)	(18,081,714)	(130,595,072)
Net increase (decrease) in net assets
resulting from operations	$(18,182,426)	$2,328,601	$25,326,942	$(50,495,632)	$(2,541,049)	$(117,025,757)

*Net of foreign taxes withheld
as follows	$548,667	$–	$–	$7,804	$17,020	$15,604

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2007

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(651,472)	$1,682,091	$25,326,942	$2,849,358	$15,540,665	$13,569,315
Net realized gain (loss) from
investments, futures,
and foreign currency
transactions	50,631,688	(133,281)	–	130,724,507	33,020,673	105,243,004
Net change in unrealized
appreciation (depreciation)
on investments	(68,162,642)	779,791	–	(184,069,497)	(51,102,387)	(235,838,076)
Net increase (decrease) in net
assets resulting from
operations	(18,182,426)	2,328,601	25,326,942	(50,495,632)	(2,541,049)	(117,025,757)

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income:
Class A	(4,546,451)	(957,413)	(23,769,789)	(1,641,225)	(10,942,478)	(7,476,145)
Class B	–	(381,001)	(1,132,324)	–	(564,907)	(223,651)
Class C	–	(288,855)	(420,630)	–	(1,704,587)	(586,158)
Class Y	(779,812)	(16,590)	(4,199)	(33,445)	(2,112,918)	(1,215,348)

Realized gains from investment
transactions:
Class A	(45,044,252)	–	–	(70,754,835)	(25,875,219)	(105,630,236)
Class B	(4,680,294)	–	–	(5,752,982)	(2,069,656)	(6,069,168)
Class C	(21,053,016)	–	–	(8,956,338)	(7,434,793)	(17,279,219)
Class Y	(5,126,757)	–	–	(848,138)	(4,794,076)	(12,925,829)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5):
Class A	55,965,384	4,710,947	31,712,702	35,957,027	210,820,392	86,325,671
Class B	(15,831,035)	(3,794,231)	73,102	(36,199,944)	(4,887,770)	(18,486,395)
Class C	54,765,250	7,109,122	6,478,508	5,119,178	90,360,705	(11,890,524)
Class Y	16,671,213	101,857	74,205	(399,777)	62,623,396	(32,084,272)

Total increase (decrease)
in net assets	12,157,804	8,812,437	38,338,517	(134,006,111)	300,877,040	(244,567,031)

NET ASSETS:
Beginning of year	1,090,814,271	43,976,656	558,107,490	1,020,643,075	585,734,143	861,670,947
End of year*	$1,102,972,075	$52,789,093	$596,446,007	$886,636,964	$886,611,183	$617,103,916

*Including undistributed
(overdistributed) net
investment income of	$(7,161,629)	$–	$–	$1,174,639	$(47,692)	$(7,519,612)

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(2,170,405)	$1,358,992	$22,694,750	$(1,177,878)	$9,964,994	$9,188,929
Net realized gain (loss) from
investments, futures,
and foreign currency
transactions	57,214,745	(249,662)	–	56,403,064	30,914,029	121,702,126
Net change in unrealized
appreciation (depreciation)
on investments	90,815,329	393,928	–	103,635,557	24,744,136	89,004,237
Net increase in net assets
resulting from operations	145,859,669	1,503,258	22,694,750	158,860,743	65,623,159	219,895,292

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income:
Class A	(5,291,977)	(670,775)	(21,023,920)	–	(6,666,711)	(9,548,734)
Class B	(65,691)	(521,377)	(1,354,193)	–	(804,288)	(749,869)
Class C	(248,935)	(167,561)	(314,810)	–	(942,081)	(1,271,259)
Class Y	(712,198)	(4,622)	(1,827)	–	(1,069,685)	(2,219,568)

Realized gains from investment
transactions:
Class A	(18,520,811)	–	–	(45,263,249)	(21,707,826)	(73,399,111)
Class B	(2,591,958)	–	–	(6,000,315)	(2,959,164)	(7,449,021)
Class C	(7,556,122)	–	–	(5,733,696)	(4,856,144)	(15,326,035)
Class Y	(1,813,117)	–	–	(577,417)	(2,771,152)	(14,140,327)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5):
Class A	166,278,232	2,724,914	55,109,827	126,064,693	155,949,486	144,758,420
Class B	(25,868,112)	(11,186,543)	(10,909,401)	(109,337,685)	(28,830,720)	(45,326,053)
Class C	85,776,963	2,091,811	606,421	(7,011,071)	31,850,191	9,738,136
Class Y	11,287,605	186,951	80,000	(2,417,921)	10,525,741	22,714,346

Total increase (decrease)
in net assets	346,533,548	(6,043,944)	44,886,847	108,584,082	193,340,806	227,676,217

NET ASSETS:
Beginning of year	744,280,723	50,020,600	513,220,643	912,058,993	392,393,337	633,994,730
End of year*	$1,090,814,271	$43,976,656	$558,107,490	$1,020,643,075	$585,734,143	$861,670,947

*Including overdistributed net
investment income of	$(2,323,805)	$–	$–	$–	$(287,823)	$(11,574,029)

See Notes to Financial Statements

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds”.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund, which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

A. VALUATION OF SECURITIES – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS – The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY – The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

D.	FOREIGN CURRENCY – (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statements of operations.

E. FEDERAL INCOME TAXES – It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2007, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. At December 31, 2007, Davis Opportunity Fund had approximately $17,228,000 of post October 2007 losses available to offset future capital gains, if any, which expire in 2016. At December 31, 2007, Davis Appreciation & Income Fund had approximately $2,248,000 of post October 2007 losses available to offset future capital gains, if any, which expire in 2016. Additionally, Davis Appreciation & Income Fund had approximately $3,000 of post October 2007 foreign currency losses which were deferred. At December 31, 2007, Davis Government Bond Fund had approximately $1,973,000 of capital loss carryforward expire unutilized and currently has available for Federal Income Tax purposes unused capital loss carryforwards as follows:

DAVIS
GOVERNMENT
BOND FUND
Expiring
12/31/2008	906,000
12/31/2009	–
12/31/2010	–
12/31/2011	2,128,000
12/31/2012	1,243,000
12/31/2013	403,000
12/31/2014	304,000
12/31/2015	137,000
Total	$5,121,000

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

F.  USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. INDEMNIFICATION – Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, pay downs on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, and distributions from real estate investment trusts. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2007, for Davis Opportunity Fund, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $1,139,911 and a corresponding increase in accumulated net realized loss; for Davis Government Bond Fund, amounts have been reclassified to reflect a decrease in undistributed net investment income of $38,232, a decrease in accumulated realized loss of $2,011,041, and a decrease in additional paid in capital of $1,972,809; for Davis Financial Fund, amounts have been reclassified to reflect a decrease in undistributed net investment income of $49 and a corresponding increase in accumulated net realized gain; for Davis Appreciation & Income Fund, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $24,356, a decrease in accumulated net realized loss of $5,891, and a decrease in additional paid in capital of $30,247; for Davis Real Estate Fund, amounts have been reclassified to reflect an increase in overdistributed net investment income of $13,596 and a corresponding increase in accumulated net realized gain. The Funds’ net assets have not been affected by these reclassifications.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – (Continued)

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:

	Ordinary Income	Long-Term Capital Gain	Total

Davis Opportunity Fund
2007	$ 12,582,397	$ 68,648,185	$ 81,230,582
2006	6,867,261	29,933,548	36,800,809
Davis Government Bond Fund
2007	1,643,859	–	1,643,859
2006	1,364,335	–	1,364,335
Davis Government Money Market Fund
2007	25,326,942	–	25,326,942
2006	22,694,750	–	22,694,750
Davis Financial Fund
2007	1,674,670	86,312,293	87,986,963
2006	–	57,574,677	57,574,677
Davis Appreciation & Income Fund
2007	28,017,614	27,481,020	55,498,634
2006	10,104,987	31,672,064	41,777,051
Davis Real Estate Fund
2007	13,503,572	137,902,182	151,405,754
2006	18,308,711	105,795,213	124,103,924

As of December 31, 2007 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Undistributed net investment income	$3,028,970	$–	$1,174,980	$–	$2,908,014
Accumulated net realized losses from investments and foreign currency transactions	(17,228,476)	(5,120,902)	–	(2,250,955)	–
Undistributed long term capital gain	357,376	–	47,279,332	–	7,544,646
Net unrealized appreciation on investments	165,098,875	465,891	379,402,083	28,693,692	45,997,141
Total	$151,256,745	$(4,655,011)	$427,856,395	$26,442,737	$56,449,801

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

J.   NEW ACCOUNTING PROUNCEMENT - In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to Davis Advisors, the Funds’ investment adviser (the “Adviser”). The fee for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million. The fee for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% for the first $250 million of average net assets, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the year ended December 31, 2007, approximated 0.61%, 0.47%, 0.63%, 0.64%, and 0.65% of average net assets for the Davis Opportunity Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively. The fee for the Davis Government Bond Fund is 0.30%.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended December 31, 2007 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $78,834, $5,479, $9,640, $69,741, $51,187 and $50,751, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the year ended December 31, 2007 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $6,504, $2,496, $37,500, $14,496, $7,500, and $9,504, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the year ended December 31, 2007, Davis Distributors, LLC, the Funds’ Underwriter (the “Underwriter” or “Distributor”) received $1,436,224, $21,360, $748,466, $1,707,058, and $996,096 from commissions earned on sales of Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $215,608, $3,307, $114,295, $265,341, and $152,464 was retained by the Underwriter and the remaining $1,220,616, $18,053, $634,171, $1,441,717, and $843,632 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses, in excess of those required to be filed as part of the Funds’ registration statement, sales literature, and other expenses assumed or incurred in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the year ended December 31, 2007 was $1,799,586, $57,512, $1,529,927, $1,241,573, and $1,338,022, respectively.

CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limit the aggregate amount the Funds may pay for distribution to 6.25% of gross Funds sales since inception of the Distribution Plans plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

During the year ended December 31, 2007, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $559,234, $90,865, $558,617, $383,741, and $321,559, respectively and service fees of $185,019, $30,205, $184,499, $127,463, and $106,334, respectively.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND– (Continued)

Commission advances by the Distributor during the year ended December 31, 2007 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $238,507, $9,149, $114,534, $342,667, and $102,101, respectively, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,788,418, $5,568,474, $27,967,923, $8,680,878, and $16,256,710, respectively, representing 6.25% of gross Fund sales of Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended December 31, 2007, the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $87,709, $27,698, $80,787, $82,482, and $67,275, respectively.

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class C shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Class C shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund’s Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

During the year ended December 31, 2007, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $2,258,379, $69,424, $689,696, $1,065,440, and $784,934, respectively, and service fees of $752,793, $23,141, $229,898, $355,147, and $261,645, respectively.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND – (Continued)

Commission advances by the Distributor during the year ended December 31, 2007, on the sale of Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $800,348, $20,523, $169,891, $859,184, and $154,337, respectively, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $17,568,624, $266,528, $19,571,293, $12,440,987, and $10,785,497, respectively, representing 6.25% of gross Fund sales of Class C shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase. During the year ended December 31, 2007, the Distributor received $55,114, $3,315, $13,173, $32,945, and $28,584 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2007 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$522,019,529	$36,463,075	$146,996,252	$571,320,036	$345,727,331
Proceeds of sales	$418,308,343	$26,676,875	$229,149,996	$152,971,259	$407,485,727

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 5 – CAPITAL STOCK

At December 31, 2007, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.1 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

CLASS A	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	7,079,827	2,874,814	781,109,806	2,703,292	10,300,765	3,472,460
Shares issued in reinvestment
of distributions	1,880,169	146,558	23,638,063	1,634,760	1,067,947	3,418,959
	8,959,996	3,021,372	804,747,869	4,338,052	11,368,712	6,891,419
Shares redeemed	(6,805,796)	(2,169,021)	(773,035,167)	(3,386,734)	(4,499,437)	(4,142,913)
Net increase	2,154,200	852,351	31,712,702	951,318	6,869,275	2,748,506

Proceeds from shares sold	$197,873,450	$15,907,865	$781,109,806	$126,903,967	$316,083,656	$156,197,972
Proceeds from shares issued in
reinvestment of distributions	47,568,272	810,961	23,638,063	69,101,099	31,153,345	108,780,954
	245,441,722	16,718,826	804,747,869	196,005,066	347,237,001	264,978,926
Cost of shares redeemed	(189,476,338)	(12,007,879)	(773,035,167)	(160,048,039)	(136,416,609)	(178,653,255)
Net increase	$55,965,384	$4,710,947	$31,712,702	$35,957,027	$210,820,392	$86,325,671

CLASS A	Year ended December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	8,853,275	2,067,050	691,049,352	4,130,008	5,876,663	3,657,514
Shares issued in reinvestment
of distributions	865,959	100,119	20,951,367	932,852	761,194	1,680,048
	9,719,234	2,167,169	712,000,719	5,062,860	6,637,857	5,337,562
Shares redeemed	(3,395,374)	(1,671,854)	(656,890,892)	(2,306,098)	(1,420,708)	(2,245,293)
Net increase	6,323,860	495,315	55,109,827	2,756,762	5,217,149	3,092,269

Proceeds from shares sold	$231,728,249	$11,361,182	$691,049,352	$185,066,438	$175,165,737	$169,368,516
Proceeds from shares issued in
reinvestment of distributions	23,216,363	550,532	20,951,367	42,780,604	22,613,964	79,129,231
	254,944,612	11,911,714	712,000,719	227,847,042	197,779,701	248,497,747
Cost of shares redeemed	(88,666,380)	(9,186,800)	(656,890,892)	(101,782,349)	(41,830,215)	(103,739,327)
Net increase	$166,278,232	$2,724,914	$55,109,827	$126,064,693	$155,949,486	$144,758,420

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS B	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	367,264	1,396,472	13,379,304	95,335	511,225	86,950
Shares issued in reinvestment
of distributions	192,152	52,403	1,017,521	143,728	79,685	183,131
	559,416	1,448,875	14,396,825	239,063	590,910	270,081
Shares redeemed	(1,184,261)	(2,139,532)	(14,323,723)	(1,073,080)	(748,380)	(647,917)
Net increase (decrease)	(624,845)	(690,657)	73,102	(834,017)	(157,470)	(377,836)

Proceeds from shares sold	$8,994,773	$7,702,716	$13,379,304	$3,973,564	$15,558,534	$4,062,234
Proceeds from shares issued in
reinvestment of distributions	4,227,348	289,144	1,017,521	5,382,613	2,286,738	5,738,902
	13,222,121	7,991,860	14,396,825	9,356,177	17,845,272	9,801,136
Cost of shares redeemed	(29,053,156)	(11,786,091)	(14,323,723)	(45,556,121)	(22,733,042)	(28,287,531)
Net increase (decrease)	$(15,831,035)	$(3,794,231)	$73,102	$(36,199,944)	$(4,887,770)	$(18,486,395)

CLASS B	Year ended December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	723,896	1,202,808	12,719,857	88,818	410,149	133,037
Shares issued in reinvestment
of distributions	102,403	70,651	1,216,032	133,179	109,719	154,883
	826,299	1,273,459	13,935,889	221,997	519,868	287,920
Shares redeemed	(1,944,911)	(3,312,167)	(24,845,290)	(2,936,783)	(1,502,981)	(1,262,307)
Net decrease	(1,118,612)	(2,038,708)	(10,909,401)	(2,714,786)	(983,113)	(974,387)

Proceeds from shares sold	$16,593,785	$6,583,218	$12,719,857	$3,577,984	$11,988,974	$6,095,604
Proceeds from shares issued in
reinvestment of distributions	2,413,613	387,311	1,216,032	5,513,594	3,221,416	7,246,300
	19,007,398	6,970,529	13,935,889	9,091,578	15,210,390	13,341,904
Cost of shares redeemed	(44,875,510)	(18,157,072)	(24,845,290)	(118,429,263)	(44,041,110)	(58,667,957)
Net decrease	$(25,868,112)	$(11,186,543)	$(10,909,401)	$(109,337,685)	$(28,830,720)	$(45,326,053)

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS C	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	3,370,947	2,368,781	17,961,249	467,502	3,308,820	384,634
Shares issued in reinvestment
of distributions	868,460	45,318	392,886	216,265	284,186	521,523
	4,239,407	2,414,099	18,354,135	683,767	3,593,006	906,157
Shares redeemed	(2,041,815)	(1,135,392)	(11,875,627)	(525,672)	(652,847)	(1,061,065)
Net increase (decrease)	2,197,592	1,278,707	6,478,508	158,095	2,940,159	(154,908)

Proceeds from shares sold	$86,214,919	$13,134,970	$17,961,249	$19,463,025	$101,860,758	$17,666,936
Proceeds from shares issued in
reinvestment of distributions	20,044,045	251,099	392,886	8,261,344	8,266,370	16,509,697
	106,258,964	13,386,069	18,354,135	27,724,369	110,127,128	34,176,633
Cost of shares redeemed	(51,493,714)	(6,276,947)	(11,875,627)	(22,605,191)	(19,766,423)	(46,067,157)
Net increase (decrease)	$54,765,250	$7,109,122	$6,478,508	$5,119,178	$90,360,705	$(11,890,524)

CLASS C	Year ended December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	4,185,495	1,068,102	9,265,366	208,006	1,231,852	522,320
Shares issued in reinvestment
of distributions	301,914	26,182	291,137	125,694	177,052	324,534
	4,487,409	1,094,284	9,556,503	333,700	1,408,904	846,854
Shares redeemed	(931,786)	(712,670)	(8,950,082)	(515,083)	(344,442)	(649,132)
Net increase (decrease)	3,555,623	381,614	606,421	(181,383)	1,064,462	197,722

Proceeds from shares sold	$100,644,991	$5,868,455	$9,265,366	$8,577,041	$36,794,075	$24,189,121
Proceeds from shares issued in
reinvestment of distributions	7,439,149	144,042	291,137	5,295,503	5,279,632	15,321,617
	108,084,140	6,012,497	9,556,503	13,872,544	42,073,707	39,510,738
Cost of shares redeemed	(22,307,177)	(3,920,686)	(8,950,082)	(20,883,615)	(10,223,516)	(29,772,602)
Net increase (decrease)	$85,776,963	$2,091,811	$606,421	$(7,011,071)	$31,850,191	$9,738,136

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS Y	Year ended December 31, 2007
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	1,273,415	130,727	68,192	54,383	2,338,304	347,674
Shares issued in reinvestment
of distributions	208,234	2,483	6,013	17,972	217,643	426,970
	1,481,649	133,210	74,205	72,355	2,555,947	774,644
Shares redeemed	(879,310)	(114,869)	–	(77,992)	(515,892)	(1,325,110)
Net increase (decrease)	602,339	18,341	74,205	(5,637)	2,040,055	(550,466)

Proceeds from shares sold	$36,418,592	$728,379	$68,192	$2,592,731	$71,871,573	$16,204,610
Proceeds from shares
issued in reinvestment
of distributions	5,424,510	13,857	6,013	775,484	6,378,925	13,799,742
	41,843,102	742,236	74,205	3,368,215	78,250,498	30,004,352
Cost of shares redeemed	(25,171,889)	(640,379)	–	(3,767,992)	(15,627,102)	(62,088,624)
Net increase (decrease)	$16,671,213	$101,857	$74,205	$(399,777)	$62,623,396	$(32,084,272)

			July 17, 2006
			(Inception
			of Class)
			through
	Year ended		December 31,	Year ended
CLASS Y	December 31, 2006		2006	December 31, 2006
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	844,556	43,648	100,000	47,012	425,649	381,684
Shares issued in reinvestment
of distributions	87,228	709	–	11,404	119,315	335,852
	931,784	44,357	100,000	58,416	544,964	717,536
Shares redeemed	(517,113)	(10,764)	(20,000)	(114,136)	(190,583)	(238,511)
Net increase (decrease)	414,671	33,593	80,000	(55,720)	354,381	479,025

Proceeds from shares sold	$22,664,351	$242,650	$100,000	$2,088,509	$12,661,386	$18,300,390
Proceeds from shares
issued in reinvestment
of distributions	2,403,144	3,934	–	532,886	3,558,924	15,953,777
	25,067,495	246,584	100,000	2,621,395	16,220,310	34,254,167
Cost of shares redeemed	(13,779,890)	(59,633)	(20,000)	(5,039,316)	(5,694,569)	(11,539,821)
Net increase (decrease)	$11,287,605	$186,951	$80,000	$(2,417,921)	$10,525,741	$22,714,346

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custody fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $3,963, $69, $2,562, $1,663, $18,493, and $6,296 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the year ended December 31, 2007.

NOTE 7 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At December 31, 2007, Davis Financial Fund had borrowings outstanding of $18,521,000; the interest rate was 4.25%. For the year ended December 31, 2007, the average daily loan balance was $1,616,318 at an average interest rate of 5.88%. Davis Financial Fund had gross borrowings $135,453,000 and gross repayments of $116,932,000 during the year ended December 31, 2007. The maximum amount of borrowings outstanding at any month end was $18,521,000. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the year ended December 31, 2007.

NOTE 8 - FINANCIAL FUTURES CONTRACT ACTIVITY

Each Fund may purchase or sell financial futures contracts to pursue its investment objective or for hedging purposes. A financial futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. A fund can use financial futures to establish a position in the securities market as a temporary substitute for purchasing particular securities. A fund might also use financial futures contracts to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. For example, a fund may purchase a futures contract on the S&P 500® Index without owning the underlying securities as an efficient or cost effective means to gain broad exposure to the equity market.

Upon entering into a futures contract a fund is required to deposit cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in margin accounts to cover initial margin requirements on open futures contacts would be noted in the Schedule of Investments. The Statements of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statements of Operations.

The risks of investing in futures contacts are described in the Statement of Additional Information.

As of December 31, 2007, none of the Funds had any open futures contracts.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2007

NOTE 9 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid securities in Davis Opportunity Fund amounted to $6,353,500 or 0.58% of the Fund’s net assets as of December 31, 2007. The aggregate value of illiquid securities in Davis Financial Fund amounted to $41,410,113 or 4.67% of the Fund’s net assets as of December 31, 2007. The aggregate value of restricted securities in Davis Financial Fund amounted to $45,414,619 or 5.12% of the Fund’s net assets as of December 31, 2007. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $61,331,270 or 6.92% of the Fund’s net assets as of December 31, 2007. The aggregate value of restricted securities in Davis Appreciation & Income Fund amounted to $23,350,800 or 2.63% of the Fund’s net assets as of December 31, 2007. Securities are as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/Share as of December 31, 2007

Davis
Opportunity	Oaktree Capital Group
Fund	LLC, Class A	5/21/07	NA	194,000	$44.00	$32.7500

Davis Financial	Merrill Lynch & Co.,
Fund	Inc., Private Placement	12/24/07	NA	833,400	$48.00	$46.7016

Davis Financial	Oaktree Capital Group
Fund	LLC, Class A	5/21/07	NA	76,000	$44.00	$32.7500

Davis Financial
Fund	RHJ International, 144A	6/4/07	NA	396,550	$19.64	$16.3750

Davis	Lehman Brothers
Appreciation &	Holdings Inc., Conv.
Income Fund	Notes, (Convertible into
	Devon Energy Corp.),
	0.25%, 08/23/11	8/16/04	$12,400,000	124,000	$100.00	$229.2800

Davis
Appreciation &	Merrill Lynch & Co.,
Income Fund	Inc., Private Placement	12/24/07	NA	500,000	$48.00	$46.7016

Davis	News America Inc.,
Appreciation &	Conv. Notes, Zero Cpn.,
Income Fund	3.38%, 02/28/21	10/07/03	$16,050,000	160,500	$64.33	$59.5000

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Year ended 12/31/2007	$27.52	$0.05 [3]	$(0.43)	$(0.38)
Year ended 12/31/2006	24.29	– [3,5]	4.25	4.25
Year ended 12/31/2005	23.20	0.05 [3]	1.88	1.93
Year ended 12/31/2004	20.47	0.08	2.65	2.73
Year ended 12/31/2003	14.53	(0.07)	6.01	5.94
Davis Opportunity Fund Class B:
Year ended 12/31/2007	24.17	(0.15)[3]	(0.36)	(0.51)
Year ended 12/31/2006	21.44	(0.18)[3]	3.72	3.54
Year ended 12/31/2005	20.55	(0.13)[3]	1.66	1.53
Year ended 12/31/2004	18.28	(0.08)	2.35	2.27
Year ended 12/31/2003	13.07	(0.19)	5.40	5.21
Davis Opportunity Fund Class C:
Year ended 12/31/2007	25.27	(0.15)[3]	(0.38)	(0.53)
Year ended 12/31/2006	22.37	(0.18)[3]	3.90	3.72
Year ended 12/31/2005	21.42	(0.13)[3]	1.73	1.60
Year ended 12/31/2004	19.05	(0.06)	2.43	2.37
Year ended 12/31/2003	13.62	(0.17)	5.60	5.43
Davis Opportunity Fund Class Y:
Year ended 12/31/2007	28.29	0.13 [3]	(0.44)	(0.31)
Year ended 12/31/2006	24.95	0.07 [3]	4.37	4.44
Year ended 12/31/2005	23.81	0.13 [3]	1.93	2.06
Year ended 12/31/2004	20.93	0.17	2.71	2.88
Year ended 12/31/2003	14.80	(0.02)	6.15	6.13
Davis Government Bond Fund Class A:
Year ended 12/31/2007	5.52	0.21	0.08	0.29
Year ended 12/31/2006	5.50	0.18	0.02	0.20
Year ended 12/31/2005	5.60	0.15	(0.10)	0.05
Year ended 12/31/2004	5.73	0.14	(0.13)	0.01
Year ended 12/31/2003	5.92	0.09	(0.08)	0.01
Davis Government Bond Fund Class B:
Year ended 12/31/2007	5.51	0.17	0.07	0.24
Year ended 12/31/2006	5.49	0.14	0.02	0.16
Year ended 12/31/2005	5.59	0.12	(0.10)	0.02
Year ended 12/31/2004	5.71	0.10	(0.12)	(0.02)
Year ended 12/31/2003	5.91	0.03	(0.08)	(0.05)

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross	Net[4]

$(0.18)	$(1.77)	$–	$–	$–		$(1.95)	$25.19	(1.42)%	$676,995	1.06%	1.06%	0.16%
(0.23)	(0.79)	–	–	–		(1.02)	27.52	17.59	680,181	1.10	1.10	(0.02)
(0.24)	(0.60)	–	–	–		(0.84)	24.29	8.33	446,794	1.15	1.15	0.18
–	–	–	–	–		–	23.20	13.34	314,526	1.20	1.20	0.39
–	–	–	–	–		–	20.47	40.88	204,015	1.30	1.30	(0.47)

–	(1.77)	–	–	–		(1.77)	21.89	(2.15)	60,386	1.85	1.85	(0.63)
(0.02)	(0.79)	–	–	–		(0.81)	24.17	16.60	81,788	1.88	1.88	(0.80)
(0.04)	(0.60)	–	–	–		(0.64)	21.44	7.49	96,501	1.92	1.90	(0.57)
–	–	–	–	–		–	20.55	12.42	105,077	1.97	1.97	(0.38)
–	–	–	–	–		–	18.28	39.86	96,854	2.06	2.06	(1.23)

–	(1.77)	–	–	–		(1.77)	22.97	(2.14)	287,054	1.81	1.81	(0.59)
(0.03)	(0.79)	–	–	–		(0.82)	25.27	16.70	260,254	1.84	1.84	(0.76)
(0.05)	(0.60)	–	–	–		(0.65)	22.37	7.48	150,844	1.91	1.90	(0.57)
–	–	–	–	–		–	21.42	12.44	93,149	1.97	1.97	(0.38)
–	–	–	–	–		–	19.05	39.87	59,174	2.05	2.05	(1.22)

(0.27)	(1.77)	–	–	–		(2.04)	25.94	(1.13)	78,537	0.78	0.78	0.44
(0.31)	(0.79)	–	–	–		(1.10)	28.29	17.91	68,591	0.81	0.81	0.27
(0.32)	(0.60)	–	–	–		(0.92)	24.95	8.70	50,142	0.85	0.85	0.48
–	–	–	–	–		–	23.81	13.76	17,287	0.86	0.86	0.73
–	–	–	–	–		–	20.93	41.42	6,577	0.93	0.93	(0.10)

(0.21)	–	–	–	–		(0.21)	5.60	5.45	27,224	1.03	1.03	3.95
(0.18)	–	–	–	–		(0.18)	5.52	3.73	22,134	1.05	1.05	3.30
(0.15)	–	–	–	–		(0.15)	5.50	0.98	19,340	1.10	1.08	2.52
(0.14)	–	–	–	–	[5]	(0.14)	5.60	0.17	19,025	1.25	1.25	1.84
(0.17)	–	–	–	(0.03)		(0.20)	5.73	0.10	25,168	1.13	1.13	1.96

(0.17)	–	–	–	–		(0.17)	5.58	4.49	10,402	1.77	1.77	3.21
(0.14)	–	–	–	–		(0.14)	5.51	3.02	14,058	1.76	1.76	2.59
(0.12)	–	–	–	–		(0.12)	5.49	0.33	25,208	1.79	1.77	1.83
(0.10)	–	–	–	–	[5]	(0.10)	5.59	(0.33)	34,921	1.89	1.89	1.20
(0.12)	–	–	–	(0.03)		(0.15)	5.71	(0.80)	62,549	1.82	1.82	1.27

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Year ended 12/31/2007	$5.52	$0.17	$0.08	$0.25
Year ended 12/31/2006	5.51	0.14	0.01	0.15
Year ended 12/31/2005	5.61	0.12	(0.10)	0.02
Year ended 12/31/2004	5.73	0.10	(0.12)	(0.02)
Year ended 12/31/2003	5.93	0.01	(0.06)	(0.05)
Davis Government Bond Fund Class Y:
Year ended 12/31/2007	5.57	0.22	0.07	0.29
Year ended 12/31/2006	5.55	0.19	0.02	0.21
Year ended 12/31/2005	5.65	0.17	(0.10)	0.07
Year ended 12/31/2004	5.77	0.15	(0.12)	0.03
Year ended 12/31/2003	5.97	0.11	(0.10)	0.01
Davis Government Money Market Fund Class A, B, C & Y:
Year ended 12/31/2007	1.000	0.046	–	0.046
Year ended 12/31/2006	1.000	0.044	–	0.044
Year ended 12/31/2005	1.000	0.026	–	0.026
Year ended 12/31/2004	1.000	0.008	–	0.008
Year ended 12/31/2003	1.000	0.006	–	0.006
Davis Financial Fund Class A:
Year ended 12/31/2007	47.48	0.20	(2.56)	(2.36)
Year ended 12/31/2006	42.40	0.04	7.81	7.85
Year ended 12/31/2005	41.00	0.04	3.27	3.31
Year ended 12/31/2004	36.57	0.02	4.41	4.43
Year ended 12/31/2003	26.72	0.08	9.77	9.85
Davis Financial Fund Class B:
Year ended 12/31/2007	42.82	(0.20)[3]	(2.28)	(2.48)
Year ended 12/31/2006	38.83	(0.33)[3]	7.09	6.76
Year ended 12/31/2005	38.03	(0.29)[3]	3.00	2.71
Year ended 12/31/2004	34.22	(0.33)	4.14	3.81
Year ended 12/31/2003	25.21	(0.18)	9.19	9.01
Davis Financial Fund Class C:
Year ended 12/31/2007	43.58	(0.18)[3]	(2.32)	(2.50)
Year ended 12/31/2006	39.46	(0.32)[3]	7.21	6.89
Year ended 12/31/2005	38.62	(0.30)[3]	3.05	2.75
Year ended 12/31/2004	34.75	(0.32)	4.19	3.87
Year ended 12/31/2003	25.61	(0.18)	9.32	9.14

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross	Net[4]

$(0.17)	$–	$–	$–	$–		$(0.17)	$5.60	4.66%	$14,754	1.75%	1.75%	3.23%
(0.14)	–	–	–	–		(0.14)	5.52	2.78	7,483	1.79	1.79	2.56
(0.12)	–	–	–	–		(0.12)	5.51	0.29	5,358	1.84	1.82	1.78
(0.10)	–	–	–	–	[5]	(0.10)	5.61	(0.34)	6,688	1.93	1.93	1.16
(0.12)	–	–	–	(0.03)		(0.15)	5.73	(0.80)	12,955	1.85	1.85	1.24

(0.22)	–	–	–	–		(0.22)	5.64	5.32	410	0.99	0.99	3.99
(0.19)	–	–	–	–		(0.19)	5.57	3.86	302	0.93	0.93	3.42
(0.17)	–	–	–	–		(0.17)	5.55	1.22	115	0.98	0.97	2.63
(0.15)	–	–	–	–	[5]	(0.15)	5.65	0.61	219	1.02	1.02	2.07
(0.18)	–	–	–	(0.03)		(0.21)	5.77	0.17	263	0.92	0.92	2.17

(0.046)	–	–	–	–		(0.046)	1.000	4.69	596,446	0.55	0.55	4.59
(0.044)	–	–	–	–		(0.044)	1.000	4.47	558,107	0.56	0.56	4.41
(0.026)	–	–	–	–		(0.026)	1.000	2.68	513,221	0.57	0.56	2.65
(0.008)	–	–	–	–		(0.008)	1.000	0.83	572,381	0.58	0.58	0.83
(0.006)	–	–	–	–		(0.006)	1.000	0.62	571,431	0.60	0.60	0.62

(0.10)	(4.31)	–	–	–		(4.41)	40.71	(5.31)	740,235	0.97	0.97	0.44
–	(2.77)	–	–	–		(2.77)	47.48	18.74	818,054	0.98	0.98	0.09
–	(1.91)	–	–	–		(1.91)	42.40	8.03	613,683	0.99	0.98	0.10
–	–	–	–	–		–	41.00	12.11	583,387	1.01	1.01	0.05
–	–	–	–	–		–	36.57	36.86	535,300	1.10	1.10	0.27

–	(4.31)	–	–	–		(4.31)	36.03	(6.17)	50,341	1.87	1.87	(0.46)
–	(2.77)	–	–	–		(2.77)	42.82	17.65	95,545	1.88	1.88	(0.81)
–	(1.91)	–	–	–		(1.91)	38.83	7.08	192,049	1.88	1.85	(0.77)
–	–	–	–	–		–	38.03	11.13	276,945	1.88	1.88	(0.82)
–	–	–	–	–		–	34.22	35.74	304,513	1.98	1.98	(0.61)

–	(4.31)	–	–	–		(4.31)	36.77	(6.10)	87,216	1.83	1.83	(0.42)
–	(2.77)	–	–	–		(2.77)	43.58	17.70	96,478	1.85	1.85	(0.78)
–	(1.91)	–	–	–		(1.91)	39.46	7.07	94,512	1.87	1.85	(0.77)
–	–	–	–	–		–	38.62	11.14	104,508	1.89	1.89	(0.83)
–	–	–	–	–		–	34.75	35.69	108,557	1.99	1.99	(0.62)

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Year ended 12/31/2007	$48.38	$0.28		$(2.61)	$(2.33)
Year ended 12/31/2006	43.10	0.11		7.94	8.05
Year ended 12/31/2005	41.59	0.09		3.33	3.42
Year ended 12/31/2004	37.03	0.09		4.47	4.56
Year ended 12/31/2003	27.00	0.17		9.86	10.03
Davis Appreciation & Income Fund Class A:
Year ended 12/31/2007	29.71	0.61		(0.18)	0.43
Year ended 12/31/2006	27.94	0.68		3.52	4.20
Year ended 12/31/2005	27.50	0.59		1.11	1.70
Year ended 12/31/2004	24.95	0.65		2.57	3.22
Year ended 12/31/2003	20.30	0.74		4.65	5.39
Davis Appreciation & Income Fund Class B:
Year ended 12/31/2007	29.40	0.38	[3]	(0.21)	0.17
Year ended 12/31/2006	27.67	0.45	[3]	3.46	3.91
Year ended 12/31/2005	27.25	0.35		1.08	1.43
Year ended 12/31/2004	24.72	0.41		2.54	2.95
Year ended 12/31/2003	20.13	0.52		4.59	5.11
Davis Appreciation & Income Fund Class C:
Year ended 12/31/2007	29.84	0.38	[3]	(0.20)	0.18
Year ended 12/31/2006	28.06	0.45	[3]	3.51	3.96
Year ended 12/31/2005	27.62	0.36		1.10	1.46
Year ended 12/31/2004	25.06	0.42		2.57	2.99
Year ended 12/31/2003	20.40	0.53		4.66	5.19
Davis Appreciation & Income Fund Class Y:
Year ended 12/31/2007	29.84	0.72	[3]	(0.22)	0.50
Year ended 12/31/2006	28.05	0.76		3.54	4.30
Year ended 12/31/2005	27.61	0.66		1.11	1.77
Year ended 12/31/2004	25.04	0.71		2.58	3.29
Year ended 12/31/2003	20.38	0.78		4.66	5.44
Davis Real Estate Fund Class A:
Year ended 12/31/2007	46.42	0.81	[3]	(7.45)	(6.64)
Year ended 12/31/2006	40.23	0.61	[3]	13.28	13.89
Year ended 12/31/2005	39.52	0.59		4.37	4.96
Year ended 12/31/2004	30.32	0.64		9.32	9.96
Year ended 12/31/2003	22.79	0.90		7.53	8.43

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross	Net[4]

$(0.17)	$(4.31)	$–	$–	$–	$(4.48)	$41.57	(5.15)%	$8,844	0.84%	0.84%	0.57%
–	(2.77)	–	–	–	(2.77)	48.38	18.90	10,566	0.84	0.84	0.23
–	(1.91)	–	–	–	(1.91)	43.10	8.18	11,815	0.85	0.84	0.24
–	–	–	–	–	–	41.59	12.31	9,980	0.85	0.85	0.21
–	–	–	–	–	–	37.03	37.15	11,563	0.91	0.91	0.46

(0.60)	(1.33)	–	–	–	(1.93)	28.21	1.30	567,728	1.01	1.01	2.04
(0.64)	(1.79)	–	–	–	(2.43)	29.71	15.19	393,888	1.06	1.06	2.35
(0.62)	(0.64)	–	–	–	(1.26)	27.94	6.29	224,600	1.07	1.07	2.12
(0.67)	–	–	–	–	(0.67)	27.50	13.08	149,687	1.08	1.08	2.52
(0.74)	–	–	–	–	(0.74)	24.95	26.94	114,003	1.10	1.10	3.38

(0.34)	(1.33)	–	–	–	(1.67)	27.90	0.46	44,099	1.84	1.84	1.21
(0.39)	(1.79)	–	–	–	(2.18)	29.40	14.20	51,102	1.89	1.89	1.52
(0.37)	(0.64)	–	–	–	(1.01)	27.67	5.30	75,289	1.94	1.93	1.26
(0.42)	–	–	–	–	(0.42)	27.25	12.06	80,729	1.99	1.99	1.61
(0.52)	–	–	–	–	(0.52)	24.72	25.71	72,181	2.03	2.03	2.45

(0.35)	(1.33)	–	–	–	(1.68)	28.34	0.50	169,456	1.80	1.80	1.25
(0.39)	(1.79)	–	–	–	(2.18)	29.84	14.22	90,692	1.88	1.87	1.54
(0.38)	(0.64)	–	–	–	(1.02)	28.06	5.34	55,395	1.93	1.93	1.26
(0.43)	–	–	–	–	(0.43)	27.62	12.05	34,627	1.98	1.98	1.62
(0.53)	–	–	–	–	(0.53)	25.06	25.75	24,531	2.02	2.02	2.46

(0.68)	(1.33)	–	–	–	(2.01)	28.33	1.55	105,327	0.75	0.74	2.31
(0.72)	(1.79)	–	–	–	(2.51)	29.84	15.49	50,052	0.80	0.80	2.61
(0.69)	(0.64)	–	–	–	(1.33)	28.05	6.52	37,110	0.83	0.83	2.36
(0.72)	–	–	–	–	(0.72)	27.61	13.35	30,260	0.86	0.86	2.74
(0.78)	–	–	–	–	(0.78)	25.04	27.13	25,892	0.88	0.88	3.60

(0.58)	(8.70)	–	–	–	(9.28)	30.50	(14.87)	460,644	1.08	1.08	1.84
(0.88)	(6.82)	–	–	–	(7.70)	46.42	34.58	573,375	1.09	1.09	1.37
(0.83)	(3.42)	–	–	–	(4.25)	40.23	12.76	372,571	1.10	1.09	1.48
(0.76)	–	–	–	–	(0.76)	39.52	33.22	313,378	1.26	1.26	1.93
(0.90)	–	–	–	–	(0.90)	30.32	37.52	190,505	1.30	1.30	3.40

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Year ended 12/31/2007	$46.16	$0.53	[3]	$(7.46)	$(6.93)
Year ended 12/31/2006	40.05	0.38	[3]	13.07	13.45
Year ended 12/31/2005	39.36	0.30		4.34	4.64
Year ended 12/31/2004	30.20	0.43		9.26	9.69
Year ended 12/31/2003	22.71	0.72		7.49	8.21
Davis Real Estate Fund Class C:
Year ended 12/31/2007	46.56	0.52	[3]	(7.50)	(6.98)
Year ended 12/31/2006	40.35	0.44	[3]	13.12	13.56
Year ended 12/31/2005	39.63	0.31		4.37	4.68
Year ended 12/31/2004	30.41	0.43		9.33	9.76
Year ended 12/31/2003	22.87	0.72		7.54	8.26
Davis Real Estate Fund Class Y:
Year ended 12/31/2007	46.81	0.92	[3]	(7.47)	(6.55)
Year ended 12/31/2006	40.53	0.77		13.37	14.14
Year ended 12/31/2005	39.78	0.74		4.42	5.16
Year ended 12/31/2004	30.51	0.82		9.37	10.19
Year ended 12/31/2003	22.93	1.02		7.58	8.60

Portfolio Turnover[2] (for all classes of shares)	Year ended December 31,
	2007	2006	2005	2004	2003
Davis Opportunity Fund	37.05%	40.26%	35.77%	22.22%	42.34%
Davis Government Bond Fund	60.23	64.94	55.46	165.17	121.61
Davis Financial Fund	15.11	4.20	5.17	–	9.29
Davis Appreciation & Income Fund	23.26	25.33	16.64	21.26	33.35
Davis Real Estate Fund	46.37	37.97	24.86	31.37	25.93

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross	Net[4]

$(0.24)	$(8.70)	$–	$–	$–	$(8.94)	$30.29	(15.52)%	$24,872	1.87%	1.87%	1.05%
(0.52)	(6.82)	–	–	–	(7.34)	46.16	33.50	55,347	1.86	1.86	0.60
(0.53)	(3.42)	–	–	–	(3.95)	40.05	11.91	87,039	1.89	1.88	0.69
(0.53)	–	–	–	–	(0.53)	39.36	32.34	125,550	1.94	1.94	1.25
(0.72)	–	–	–	–	(0.72)	30.20	36.52	110,303	1.99	1.99	2.71

(0.25)	(8.70)	–	–	–	(8.95)	30.63	(15.48)	73,594	1.84	1.84	1.08
(0.53)	(6.82)	–	–	–	(7.35)	46.56	33.54	119,093	1.84	1.84	0.62
(0.54)	(3.42)	–	–	–	(3.96)	40.35	11.93	95,229	1.88	1.87	0.70
(0.54)	–	–	–	–	(0.54)	39.63	32.37	86,835	1.93	1.93	1.26
(0.72)	–	–	–	–	(0.72)	30.41	36.52	57,657	1.97	1.97	2.73

(0.74)	(8.70)	–	–	–	(9.44)	30.82	(14.58)	57,995	0.75	0.75	2.17
(1.04)	(6.82)	–	–	–	(7.86)	46.81	34.98	113,856	0.74	0.74	1.72
(0.99)	(3.42)	–	–	–	(4.41)	40.53	13.20	79,156	0.77	0.77	1.80
(0.92)	–	–	–	–	(0.92)	39.78	33.85	69,241	0.80	0.80	2.39
(1.02)	–	–	–	–	(1.02)	30.51	38.10	53,740	0.84	0.84	3.86

1  Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3  Per share calculations were based on average shares outstanding for the period.

4  The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5  Less than $0.005 per share.

See Notes to Financial Statements

DAVIS SERIES, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Series, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund (comprising the Davis Series, Inc.), including the schedules of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund as of December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 25, 2008

DAVIS SERIES, INC.

FEDERAL INCOME TAX INFORMATION

For the Year Ended December 31, 2007 (Unaudited)

In early 2008, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2007. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2007 with their 2007 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Davis Opportunity Fund

During the calendar year 2007, the Fund declared and paid long-term capital gain distributions in the amount of $68,648,185.

During the calendar year 2007, $12,582,397 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes. The Fund designates $4,261,040 or 34% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $5,746,144 or 46% as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. The Fund paid a qualified short term capital gain dividend of $7,274,199.

Davis Government Bond Fund

During the calendar year 2007, $1,643,859 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes.

None of the dividends paid by the Fund during the calendar year ended 2007 are eligible for the corporate dividend-received deduction.

For the calendar year ended 2007, none of the dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes.

Davis Government Money Market Fund

During the calendar year 2007, $25,326,942 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes.

None of the dividends paid by the Fund during the calendar year ended 2007 are eligible for the corporate dividend-received deduction.

For the calendar year ended 2007, none of the dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the calendar year 2007, $25,326,942 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

DAVIS SERIES, INC.

FEDERAL INCOME TAX INFORMATION - (Continued)

For the Year Ended December 31, 2007 (Unaudited)

Davis Financial Fund

During the calendar year 2007, the Fund declared and paid long-term capital gain distributions in the amount of $86,312,293.

During the calendar year 2007, $1,674,670 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes. The Fund designates $1,674,670 or 100% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $1,674,670 or 100% as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the calendar year 2007, $13,627 or 1% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

Davis Appreciation & Income Fund

During the calendar year 2007, the Fund declared and paid long-term capital gain distributions in the amount of $27,481,020.

During the calendar year 2007, $28,017,614 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes. The Fund designates $5,089,132 or 18% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $5,419,537 or 19% as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the calendar year 2007, $12,047,159 or 43% of the ordinary distributions paid by the Fund qualifies as an interest related dividend. In addition, the Fund paid a qualified short term capital gain dividend of $12,689,421.

Davis Real Estate Fund

During the calendar year 2007, the Fund declared and paid long-term capital gain distributions in the amount of $137,902,182.

During the calendar year 2007, $13,503,572 of dividends paid by the Fund constituted income dividends for Federal Income Tax Purposes. The Fund designates $5,020,730 or 37% as income qualifying for the corporate dividends-received deduction.

For the calendar year 2007, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $6,071,348 or 45% as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the calendar year 2007, $2,217,301 or 16% of the ordinary distributions paid by the Fund qualifies as an interest related dividend. In addition, the Fund paid a qualified short term capital gain dividend of $4,002,270.

DAVIS SERIES, INC.

For the Year Ended December 31, 2007 (Unaudited)

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel and Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (8/2/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of Centerpoint Properties Trust (REIT) and former Co-chairman and Chief Executive Officer for the last 22 years (until 2006).	13	Director, DCT Industrial Trust (a REIT).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, First Market Bank; Director, Washington Post, Co. (newspaper publisher).

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development).	13	Director, CH2M-Hill, Inc. (engineering); Member, Investment Committee for Microgeneration Technology Fund; UTECH Funds.

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	13	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002.	13	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (3/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider); former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust).	16

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Audit Committee and Member of the International Investment Committee, former Chief Investment Officer (1980 through 2005), all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	13	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS SERIES, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President – Davis Appreciation & Income
John S. Gates, Jr.	Fund, Davis Real Estate Fund &
Thomas S. Gayner	Vice President – Davis Opportunity Fund, Davis
Jerry D. Geist	Government Bond Fund, Davis Government
G. Bernard Hamilton	Money Market Fund, & Davis Financial Fund
Samuel H. Iapalucci	Christopher C. Davis
Robert P. Morgenthau	President – Davis Opportunity Fund,
Christian R. Sonne	Davis Financial Fund & Vice President - Davis
Marsha Williams	Government Bond Fund, Davis Government
Money Market Fund, Davis Appreciation &
Income Fund, & Davis Real Estate Fund
Creston A. King
President – Davis Government Money Market
Investment Adviser	Fund & Davis Government Bond Fund
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)	Kenneth C. Eich
2949 East Elvira Road, Suite 101	Executive Vice President & Principal
Tucson, Arizona 85706	Executive Officer
(800) 279-0279	Sharra L. Haynes
Vice President & Chief Compliance Officer
Distributor	Douglas A. Haines
Davis Distributors, LLC	Vice President & Principal Accounting Officer
2949 East Elvira Road, Suite 101	Thomas D. Tays
Tucson, Arizona 85706	Vice President & Secretary

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2007 and December 31, 2006 were $138,000 and $123,600, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2007 and December 31, 2006 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2007 and December 31, 2006 were $40,320 and $34,740, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2007 and December 31, 2006 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2005 and July 31, 2004. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 5, 2008

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 5, 2008